UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1.	Shareholder Reports.

Annual Report

December 31, 2017

GE RSP Funds

U.S. Equity Fund

Income Fund

GE RSP Funds

Annual Report

December 31, 2017

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

GE RSP Funds

Notes to Performance — December 31, 2017 (Unaudited)

The information provided on the performance pages relates to the GE RSP U.S. Equity Fund and GE RSP Income Fund (each, a “Fund” and collectively, the “Funds”).

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The S&P® 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, index returns do not reflect the actual cost of investing in the instruments that comprise an index.

The peer universe of underlying funds used for the peer group average annual total return calculation is based on a blend of Morningstar peer categories, as shown. Morningstar is an independent mutual fund rating service. A Fund’s performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to that of the Fund.

©2018 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damage or losses relating from any use of this information. Past performance is no guarantee of future results.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

Notes to Performance	1

GE RSP U.S. Equity Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Q.	How did the GE RSP U.S. Equity Fund (the “Fund”) perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2017?

A.	For the twelve-month period ended December 31, 2017, the Fund returned 20.50%. The S&P 500® Index (S&P 500), the Fund’s benchmark, returned 21.83% and the Fund’s Morningstar peer group of 1,342 U.S. Large Blend Funds returned an average of 20.46% over the same period.

Q.	What market factors affected the Fund’s performance?

A.	A variety of factors drove the strong equity market return. Economic growth strengthened, earnings growth accelerated (S&P 500 operating earnings grew about 12% for the year), and dividend growth picked up. The recovery in energy prices resulted in an increase in U.S. drilling activity. The new political administration rolled back regulation and undertook initiatives which the market viewed as supportive of business, culminating in a cut in the corporate tax rate at year-end. It was the most favorable environment for equities since the end of the recession of 2008-09. It’s also notable that every month of 2017 had a positive return for the S&P 500 — a very rare occurrence in stock market history.

Q.	What were the primary drivers of Fund performance?

A.	While the Fund put up double-digit returns, it failed to capture all of the upside of the broad market, due primarily to a handful of individual stock selections. On the positive side, the Fund’s holdings in industrials outperformed those of the S&P 500 Index (driven by strength in equipment rental company United Rentals +62.8% in the Fund). Within the S&P 500 benchmark, Technology was a top performing sector, advancing 38.8%. Tech bellwethers such as Apple (+48.5%), Google (+35.6%), Facebook (+53.4%), and Microsoft (+40.7%) helped drive the S&P 500 Tech sector return. Amazon, which is in the Consumer Discretionary sector was also a strong performer (+56.0%). The Fund owned all of these tech bellwethers to varying degrees, and at year-end the Fund maintained a sector overweight in Technology relative to the S&P 500 Index. Underweights in the lagging Real Estate and Telecommunications sectors also bolstered results relative to the S&P 500 Index.

The primary detractors from performance included holdings in the Energy, Consumer Discretionary and Health Care sectors. Energy was the best performing S&P 500 sector in 2016 with a 27.3% return, but lagged significantly last year. While the Fund reduced its Energy exposure over the course of the year, Noble, Antero, Schlumberger and Pioneer underperformed within the Fund, with pullbacks ranging from -22.4% to -4.0%. Within Consumer Discretionary, Newell Brands (-29.4%) suffered as hurricane-related input shortages and a tough back-to-school season pressured the stock. The Fund maintained an overweight in the Health Care sector. Unfortunately, the Fund’s holdings in pharma/biotech lagged the market, including Allergan (-21.1%) and Alexion (-2.3%).

Q.	Were there any significant changes in the Fund during the period?

A.	The investment philosophy did not change in any material way during the period. During the year, the Fund’s portfolio was rebalanced to ensure continued alignment with its principal investment strategies, which resulted in higher portfolio turnover.

2	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Understanding Your Fund’s Expenses — December 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in shares of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

July 1, 2017 - December 31, 2017

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,090.10	$1,024.50
Expenses paid during the period*	$0.74	$0.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.14% (for the period July 1, 2017-December 31, 2017), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

GE RSP U.S. Equity Fund	3

GE RSP U.S. Equity Fund

Performance Summary — December 31, 2017 (Unaudited)

Morningstar Performance Comparison

Based on average annual returns for periods ended December 31, 2017

	One Year	Five Year	Ten Year
Number of funds in peer group	1,342	1,200	1,063
Peer group average annual total return	20.46%	14.25%	7.54%
Morningstar Category in peer group: U.S. Large Blend Funds

Top Ten Largest Holdings

as of December 31, 2017 (as a % of Fair Value) (a)

Apple Inc.	3.82%
Microsoft Corp.	3.54%
JPMorgan Chase & Co.	3.43%
Visa Inc., Class A	3.00%
Pfizer Inc.	2.77%
PepsiCo Inc.	2.65%
Facebook Inc., Class A	2.48%
Alphabet Inc., Class A	2.33%
Amazon.com Inc.	2.25%
The Goldman Sachs Group Inc.	1.99%

Sector Allocation as of December 31, 2017

Portfolio composition as a % of Fair Value of $5,430,843 (in thousands) as of December 31, 2017 (a)

Average Annual Total Return for the periods ended December 31, 2017

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
GE RSP U.S. Equity Fund	20.50%	14.75%	7.94%	$21,479
S&P 500® Index	21.83%	15.79%	8.50%	$22,603

4	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Performance Summary, continued — December 31, 2017 (Unaudited)

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

GE RSP U.S. Equity Fund	5

GE RSP U.S. Equity Fund

Schedule of Investments — December 31, 2017

	Number of Shares	Fair Value $

Common Stock - 96.7%†
Aerospace & Defense - 1.4%
General Dynamics Corp.	149,600	30,436,120
Hexcel Corp.	226,132	13,986,264
Raytheon Co.	174,416	32,764,046

		77,186,430

Air Freight & Logistics - 0.5%
FedEx Corp.	41,272	10,299,015
United Parcel Service Inc., Class B	140,456	16,735,332

		27,034,347

Airlines - 0.4%
Alaska Air Group Inc.	271,100	19,928,561

Aluminum - 0.1%
Alcoa Corp. (a)	79,025	4,257,077

Application Software - 2.0%
Adobe Systems Inc. (a)	84,258	14,765,372
Intuit Inc.	123,803	19,533,637
salesforce.com Inc. (a)	706,453	72,220,690

		106,519,699

Asset Management & Custody Banks - 0.8%
Ameriprise Financial Inc.	122,778	20,807,188
BlackRock Inc.	42,364	21,762,810

		42,569,998

Auto Parts & Equipment - 0.2%
Aptiv PLC	136,091	11,544,600

Automobile Manufacturers - 0.2%
General Motors Co.	255,062	10,454,991

Automotive Retail - 1.2%
AutoZone Inc. (a)	89,127	63,402,274

Biotechnology - 5.0%
Alexion Pharmaceuticals Inc. (a)	661,033	79,052,936
Amgen Inc.	462,662	80,456,922
Biogen Inc. (a)	267,474	85,209,192
Vertex Pharmaceuticals Inc. (a)	194,746	29,184,636

		273,903,686

Building Products - 0.4%
Allegion PLC	252,911	20,121,599

	Number of Shares	Fair Value $
Cable & Satellite - 2.2%
Charter Communications Inc., Class A (a)	184,258	61,903,318
Comcast Corp., Class A (a)	1,096,544	43,916,587
Liberty Global PLC, Class C	432,901	14,649,370

		120,469,275

Communications Equipment - 0.6%
Cisco Systems Inc.	830,715	31,816,384

Consumer Finance - 0.6%
American Express Co.	200,996	19,960,913
Discover Financial Services	143,115	11,008,406

		30,969,319

Data Processing & Outsourced Services - 3.3%
PayPal Holdings Inc. (a)	212,116	15,615,980
Visa Inc., Class A	1,429,961	163,044,153

		178,660,133

Diversified Banks - 5.0%
Bank of America Corp.	2,264,706	66,854,121
JPMorgan Chase & Co.	1,744,200	186,524,748
U.S. Bancorp	329,417	17,650,163

		271,029,032

Diversified Chemicals - 0.6%
DowDuPont Inc.	418,947	29,837,405

Electric Utilities - 1.5%
American Electric Power Company Inc.	185,630	13,656,799
Duke Energy Corp.	102,896	8,654,583
Edison International	105,338	6,661,575
Exelon Corp.	462,708	18,235,322
NextEra Energy Inc.	182,633	28,525,448
PG&E Corp.	157,023	7,039,341

		82,773,068

Electrical Components & Equipment - 0.4%
Acuity Brands Inc.	72,819	12,816,144
Rockwell Automation Inc.	58,244	11,436,209

		24,252,353

Environmental & Facilities Services - 0.4%
Republic Services Inc.	357,212	24,151,103

Fertilizers & Agricultural Chemicals - 0.1%
Monsanto Co.	67,924	7,932,165

Financial Exchanges & Data - 1.8%
CME Group Inc.	459,510	67,111,435

See Notes to Schedules of Investments and Notes to Financial Statements.

6	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

S&P Global Inc.	184,589	31,269,377

		98,380,812

Footwear - 1.1%
NIKE Inc., Class B	910,594	56,957,655

Gold - 0.0%*
B2Gold Corp. (a)	709,646	2,199,903

Healthcare Equipment - 2.1%
Abbott Laboratories	517,977	29,560,947
Boston Scientific Corp. (a)	1,446,498	35,858,686
Medtronic PLC	613,863	49,569,437

		114,989,070

Healthcare Supplies - 0.5%
The Cooper Companies Inc.	121,595	26,493,119

Home Entertainment Software - 0.4%
Activision Blizzard Inc.	186,799	11,828,113
Electronic Arts Inc. (a)	88,343	9,281,315

		21,109,428

Home Improvement Retail - 1.0%
Lowe’s Companies Inc.	44,240	4,111,666
The Home Depot Inc.	259,661	49,213,549

		53,325,215

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	133,349	18,099,460

Housewares & Specialties - 0.9%
Newell Brands Inc.	1,626,361	50,254,555

Hypermarkets & Super Centers - 0.4%
Wal-Mart Stores Inc.	237,574	23,460,432

Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	168,048	2,542,566

Industrial Conglomerates - 1.1%
Honeywell International Inc.	229,708	35,228,019
Roper Technologies Inc.	100,957	26,147,863

		61,375,882

Industrial Machinery - 2.3%
Ingersoll-Rand PLC	729,286	65,045,018
Xylem Inc.	888,554	60,599,383

		125,644,401

	Number of Shares	Fair Value $
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	178,107	14,496,129

Integrated Oil & Gas - 2.7%
Chevron Corp.	752,557	94,212,611
Exxon Mobil Corp.	650,655	54,420,784

		148,633,395

Integrated Telecommunication Services - 0.5%
Verizon Communications Inc.	501,225	26,529,839

Internet & Direct Marketing Retail - 3.1%
Amazon.com Inc. (a)	104,663	122,400,238
Netflix Inc. (a)	41,506	7,967,492
The Priceline Group Inc. (a)	21,151	36,754,939

		167,122,669

Internet Software & Services - 6.2%
Alphabet Inc., Class A (a)	119,848	126,247,883
Alphabet Inc., Class C (a)	70,455	73,724,112
Facebook Inc., Class A (a)	763,073	134,651,862

		334,623,857

Investment Banking & Brokerage - 3.5%
The Charles Schwab Corp.	1,610,236	82,717,823
The Goldman Sachs Group Inc.	424,550	108,158,358

		190,876,181

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	105,923	16,215,752
International Business Machines Corp.	143,375	21,996,593

		38,212,345

Life & Health Insurance - 0.4%
Prudential Financial Inc.	170,104	19,558,558

Life Sciences Tools & Services - 1.5%
Illumina Inc. (a)	118,774	25,950,931
IQVIA Holdings Inc. (a)	324,561	31,774,522
Thermo Fisher Scientific Inc.	131,830	25,031,881

		82,757,334

Managed Healthcare - 1.5%
Humana Inc.	98,043	24,321,527
UnitedHealth Group Inc.	248,756	54,840,748

		79,162,275

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP U.S. Equity Fund	7

GE RSP U.S. Equity Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Metal & Glass Containers - 0.2%
Ball Corp.	281,309	10,647,546

Movies & Entertainment - 1.9%
The Walt Disney Co.	736,006	79,128,005
Time Warner Inc.	271,430	24,827,702

		103,955,707

Multi-Line Insurance - 0.2%
The Hartford Financial Services Group Inc.	228,596	12,865,383

Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	300,615	59,587,905

Multi-Utilities - 0.9%
Dominion Energy Inc.	127,354	10,323,315
Sempra Energy	363,983	38,917,063

		49,240,378

Oil & Gas Equipment & Services - 1.2%
Schlumberger Ltd.	945,700	63,730,723

Oil & Gas Exploration & Production - 2.0%
Concho Resources Inc. (a)	91,450	13,737,619
ConocoPhillips	286,697	15,736,798
Diamondback Energy Inc. (a)	191,142	24,131,678
EOG Resources Inc.	178,050	19,213,376
Pioneer Natural Resources Co.	201,345	34,802,483

		107,621,954

Oil & Gas Refining & Marketing - 0.3%
Valero Energy Corp.	172,455	15,850,339

Packaged Foods & Meats - 1.4%
Mondelez International Inc., Class A	1,152,550	49,329,140
The Kraft Heinz Co.	363,435	28,260,706

		77,589,846

Paper Packaging - 0.3%
Packaging Corporation of America	117,758	14,195,727

Pharmaceuticals - 4.4%
Allergan PLC	552,806	90,428,005
Pfizer Inc.	4,147,595	150,225,891

		240,653,896

Property & Casualty Insurance - 0.7%
Chubb Ltd.	141,043	20,610,614

	Number of Shares	Fair Value $
The Allstate Corp.	177,917	18,629,689

		39,240,303

Railroads - 0.4%
Union Pacific Corp.	178,803	23,977,482

Regional Banks - 1.6%
First Republic Bank	916,308	79,388,925
The PNC Financial Services Group Inc.	66,122	9,540,743

		88,929,668

Restaurants - 1.0%
McDonald’s Corp.	166,118	28,592,230
Starbucks Corp.	416,518	23,920,629

		52,512,859

Semiconductor Equipment - 2.0%
Applied Materials Inc.	1,905,567	97,412,585
Lam Research Corp.	68,587	12,624,809

		110,037,394

Semiconductors - 2.5%
Broadcom Ltd.	381,209	97,932,592
Intel Corp.	438,427	20,237,790
QUALCOMM Inc.	256,779	16,438,992

		134,609,374

Soft Drinks - 2.6%
PepsiCo Inc.	1,197,981	143,661,881

Specialized REITs - 0.6%
American Tower Corp.	240,187	34,267,479

Specialty Chemicals - 0.9%
Albemarle Corp.	174,276	22,288,158
GCP Applied Technologies Inc. (a)	230,957	7,367,528
The Sherwin-Williams Co.	39,982	16,394,219

		46,049,905

Specialty Stores - 0.2%
Signet Jewelers Ltd.	80,711	4,564,207
Ulta Salon Cosmetics & Fragrance Inc. (a)	34,550	7,727,453

		12,291,660

Steel - 0.1%
ArcelorMittal (a)	241,676	7,808,552

See Notes to Schedules of Investments and Notes to Financial Statements.

8	GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Systems Software - 4.4%
Microsoft Corp.	2,248,377	192,326,169
Oracle Corp.	699,737	33,083,565
Proofpoint Inc. (a)	142,820	12,683,844

		238,093,578

Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	1,225,400	207,374,442
Hewlett Packard Enterprise Co.	290,788	4,175,716

		211,550,158

Tobacco - 1.1%
Philip Morris International Inc.	568,744	60,087,804

Trading Companies & Distributors - 1.3%
United Rentals Inc. (a)	421,681	72,491,181

	Number of Shares	Fair Value $
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	170,867	10,851,763

Total Common Stock (Cost $4,123,847,006)		5,258,019,024

Short-Term Investments - 3.2%
Time Deposit - 3.2%
State Street Corp. 0.12%, 01/02/18 (Cost $172,823,564) (e)	172,823,564	172,823,564

Total Investments (Cost $4,296,670,570)		5,430,842,588

Other Assets and Liabilities, net - 0.1%		4,670,399

NET ASSETS - 100.0%		$5,435,512,987

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total

GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$5,258,019,024	$—	$—	$5,258,019,024
	Short-Term Investments	—	172,823,564	—	172,823,564

	Total Investments in Securities	$5,258,019,024	$172,823,564	$—	$5,430,842,588

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corporation (Time Deposit)	39,432,643	$39,432,643	$29,327,151,619	$29,193,760,698	172,823,564	$172,823,564	$116,734

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP U.S. Equity Fund	9

GE RSP Income Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

How did the General Electric RSP Income Fund (the “Fund”) perform compared to its benchmark for the twelve-month period ended December 31, 2017?

For the twelve-month period ended December 31, 2017, the Fund returned 3.99%. The Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s benchmark, returned 3.54% and the Fund’s Morningstar peer group of 1,001 U.S. Intermediate-Term Bond Funds returned an average of 3.80% over the same period.

Q.	What market factors affected the Fund’s performance?

A.	The most significant market factor that affected the Fund’s performance was a continuation of credit spread tightening over the last twelve months. Investment grade and high yield credit spreads tightened approximately -30 and -55 bps respectively driven by stronger economic fundamentals. This generated returns of +335 bps from U.S. investment grade credit and +610 bps from U.S. high yield credit. The U.S. Treasury yield curve flattened during the year. Short-term rates moved higher as the Federal Reserve (the “Fed”) hiked its Fed Funds target 3 times to 1.25-1.5% and long–term rates moved lower due to moderate inflation expectations, demand for duration and low non-U.S. rates. The U.S. Treasury 2-year note yield ended the year at 1.88%, up +70bps. While the 30-year bond yield fell -33 bps to 2.74%.

Q.	What were the primary drivers of Fund performance?

A.	The most significant positive contributors to the Fund’s performance was strong security selection in investment grade credit and commercial mortgage-backed securities. The non-index exposure to high yield and overweight in investment grade credit also benefited the Fund’s return. A spread widening trade taking advantage of the richness of treasury swaps versus cash treasuries due to past regulation added value in the fourth quarter. Yield curve positioning biased to a steeper yield curve, adverse security selection in residential mortgage-backed securities and a position in CDXHY (high yield credit swap) as a hedge against cash positions all negatively impacted the Fund’s performance.

Q.	Were there any significant changes to the Fund’s portfolio during the period?

A.	The most significant change to the Fund’s portfolio during the period was the reduction in exposure to residential mortgage-backed securities. The active spread duration in this sector was reduced from neutral to -1.0 years as the Fed announced the rollback of its buying program. The allocation to investment grade credit was gradually increased from +0.35 years active spread duration to +0.50 years by the end of September, then reduced to +0.25 years by yearend as credit spreads continued to tighten and valuations richen. Exposure to asset backed securities was initiated in the fourth quarter to a slight overweight versus the index.

10	GE RSP Income Fund

GE RSP Income Fund

Understanding Your Fund’s Expenses — December 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in shares of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

July 1, 2017 - December 31, 2017

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,013.60	$1,024.40
Expenses paid during the period*	$0.81	$0.82

*	Expenses are equal to the Fund’s annualized expense ratio of 0.16% (for the period July 1, 2017-December 31, 2017), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

GE RSP Income Fund	11

GE RSP Income Fund

Performance Summary — December 31, 2017 (Unaudited)

Morningstar Performance Comparison

Based on average annual returns for periods ended December 31, 2017

	One Year	Five Year	Ten Year
Number of funds in peer group	1001	911	802
Peer group average annual total return	3.80%	2.11%	4.07%
Morningstar Category in peer group: U.S. Intermediate-Term Bond Funds

Quality Ratings

as of December 31, 2017 as a % of Fair Value (a)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	9.17%
Aa / AA	54.78%
A / A	8.35%
Baa / BBB	20.17%
Ba / BB and lower	7.33%
NR / Other	0.20%

Sector Allocation

Portfolio composition as a % of Investments of $2,391,685 (in thousands) on December 31, 2017 (a)

Average Annual Total Return for the periods ended December 31, 2017

Investment Class Shares

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
GE RSP Income Fund	3.99%	2.53%	4.02%	$14,827
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%	$14,811

12	GE RSP Income Fund

GE RSP Income Fund

Performance Summary, continued — December 31, 2017 (Unaudited)

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

GE RSP Income Fund	13

GE RSP Income Fund

Schedule of Investments — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

Bonds and Notes - 99.0%†
U.S. Treasuries - 43.3%
U.S. Treasury Bonds 2.75%, 08/15/47	51,632,700	51,704,985
3.75%, 11/15/43	5,615,000	6,690,946
4.50%, 02/15/36	31,065,500	40,007,705
U.S. Treasury Notes 0.88%, 03/31/18 - 10/15/18 (l)	179,121,700	178,106,869
1.25%, 12/31/18 (l)	49,564,900	49,293,782
1.25%, 08/31/19	62,557,000	61,923,298
1.38%, 12/15/19 (l)	95,734,800	94,796,596
1.50%, 08/15/20	65,328,000	64,612,005
1.63%, 10/15/20 - 08/31/22	94,404,000	92,834,130
1.75%, 09/30/22	72,441,400	70,992,572
1.88%, 10/31/22 - 08/31/24	72,424,000	70,943,143
2.00%, 02/15/25	79,721,700	77,932,743
2.13%, 05/15/25	61,143,100	60,211,889
2.25%, 02/15/27 (l)	13,559,300	13,384,385
2.25%, 08/15/27	64,827,400	63,925,004
2.38%, 05/15/27	12,121,000	12,087,788

		1,009,447,840

Agency Mortgage Backed - 10.4%
Federal Home Loan Mortgage Corp. 4.50%, 06/01/33 - 02/01/35 (l)	87,324	93,245
5.00%, 07/01/35 - 06/01/41 (l)	6,320,302	6,857,565
5.50%, 05/01/20 - 01/01/38	1,513,137	1,662,897
5.50%, 04/01/39 (l)	250,759	276,177
6.00%, 07/01/19 - 06/01/37	1,019,874	1,135,475
6.00%, 06/01/33 - 11/01/37 (l)	2,215,786	2,471,730
6.50%, 07/01/29 (l)	18,842	20,871
7.00%, 01/01/27 - 08/01/36 (l)	689,503	749,175
7.50%, 01/01/28 - 09/01/33 (l)	43,428	46,013
8.00%, 11/01/30 (l)	3,565	3,939
8.50%, 04/01/30 (l)	9,908	11,617
Federal National Mortgage Assoc. 3.00%, 02/01/43 - 05/01/43 (l)	20,390,221	20,511,952
3.50%, 11/01/42 - 08/01/45 (l)	15,672,665	16,173,861
4.00%, 05/01/19	15,348	15,795
4.00%, 06/01/19 - 12/01/41 (l)	15,167,459	15,967,713
4.50%, 05/01/18 - 01/01/41 (l)	30,605,983	32,799,709
5.00%, 07/01/20 - 06/01/41 (l)	10,492,139	11,375,537
5.50%, 06/01/20 - 01/01/39 (l)	8,871,917	9,751,911
5.50%, 11/01/35	710,082	787,407
6.00%, 05/01/19 - 05/01/41 (l)	15,286,217	16,967,755
6.50%, 01/01/19 - 08/01/36 (l)	665,156	738,387
7.00%, 10/01/32 - 02/01/34 (l)	48,432	50,147
7.50%, 11/01/22 - 12/01/33 (l)	343,822	372,382
8.00%, 06/01/24 - 10/01/31 (l)	126,040	135,822

	Principal Amount ($) or Number of Shares	Fair Value $
8.50%, 04/01/30 (l)	24,006	29,344
9.00%, 03/01/18 - 12/01/22 (l)	30,520	32,023
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.35%, 04/01/37 (h)	17,717	18,203
Federal National Mortgage Assoc. TBA 3.00%, TBA (c)	32,546,291	32,926,358
3.50%, TBA (c)	26,720,320	27,573,233
Government National Mortgage Assoc. 4.00%, 01/20/41 - 04/20/43 (l)	16,175,137	17,062,876
4.50%, 08/15/33 - 03/20/41 (l)	6,582,247	7,019,093
4.50%, 09/15/34	218,867	232,366
5.00%, 08/15/33 (l)	351,794	380,493
6.00%, 04/15/27 - 09/15/36 (l)	977,950	1,113,367
6.50%, 04/15/19 - 08/15/27	33,631	36,805
6.50%, 01/15/24 - 09/15/36 (l)	781,281	865,860
7.00%, 03/15/26 - 10/15/36 (l)	483,488	517,323
7.00%, 10/15/27	4,807	5,279
7.50%, 11/15/22 - 11/15/31 (l)	77,141	80,096
7.50%, 02/15/28 - 10/15/28	103,724	108,961
8.00%, 12/15/29 - 05/15/30 (l)	1,370	1,443
9.00%, 06/15/18 - 12/15/19 (l)	13,057	13,104
9.00%, 11/15/19 - 12/15/21	17,402	18,288
Government National Mortgage Assoc. 1.50% + 1 year CMT 2.25%, 11/20/21 - 10/20/25 (h)	7,240	7,336
2.38%, 01/20/24 - 03/20/24 (h)	2,543	2,604
2.63%, 05/20/21 - 04/20/24 (h)	2,118	2,160
2.75%, 08/20/23 - 09/20/24 (h)	3,417	3,474
Government National Mortgage Assoc. TBA 5.00%, TBA (c)	12,587,000	13,533,417
5.50%, TBA (c)	1,900,000	2,081,009

		242,641,597

Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. 0.08%, 09/25/43 (g)(h)	6,679,335	14,002
Federal Home Loan Mortgage Corp. REMIC 3.50%, 11/15/24 - 11/15/30 (g)	3,760,586	273,503
5.50%, 06/15/33 (g)	289,116	57,650
7.50%, 07/15/27 (g)	13,181	2,004
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 5.12%, 08/15/25 (g)(h)	1,452,322	109,025

See Notes to Schedules of Investments and Notes to Financial Statements.

14	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

Federal Home Loan Mortgage Corp. STRIPS 1.47%, 08/01/27 (d)(f)	8,715	8,031
8.00%, 02/01/23 - 07/01/24 (g)	28,480	4,488
Federal National Mortgage Assoc. REMIC 0.51%, 12/25/22 (d)(f)	15,703	15,400
1.19%, 12/25/42 (g)(h)	1,004,498	40,685
5.00%, 02/25/40 - 09/25/40 (g)	1,616,533	186,941
8.00%, 05/25/22 (g)	28	395
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 4.45%, 07/25/38 - 12/25/41 (g)(h)	5,505,305	947,112
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR 5.05%, 10/25/43 (g)(h)	9,658,097	2,033,559
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR 5.95%, 05/25/18 (g)(h)	234	1
Federal National Mortgage Assoc. STRIPS 1.87%, 12/25/34 (d)(f)	286,425	245,754
4.50% 08/25/35 - 01/25/36 (g)	730,993	133,745
5.00%, 03/25/38 - 05/25/38 (g)	399,492	76,001
5.50%, 12/25/33 (g)	108,669	23,920
6.00%, 01/25/35 (g)	418,133	82,663
7.50%, 11/25/23 (g)	104,298	15,342
8.00%, 08/25/23 - 07/25/24 (g)	56,720	10,673
8.50%, 07/25/22 (g)	17,341	1,869
9.00%, 05/25/22 (g)	14,997	1,532
Government National Mortgage Assoc. REMIC 4.50%, 02/20/38 - 08/16/39 (g)	1,292,259	81,749
5.00%, 01/20/38 - 09/20/38 (g)	449,269	14,608
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 5.31%, 01/16/40 (g)(h)	2,357,079	390,001

		4,770,653

Asset Backed - 2.4%
American Express Credit Account Master Trust 2017-6 2.04%, 05/15/23	13,794,124	13,719,525
BA Credit Card Trust 2017-A2 1.84%, 01/17/23	13,380,000	13,241,173
Chase Funding Trust 2004-1 3.99%, 11/25/33 (i)	842,759	871,584

	Principal Amount ($) or Number of Shares	Fair Value $
Citibank Credit Card Issuance Trust 2014-A6 2.15%, 07/15/21	6,666,000	6,672,647
Citibank Credit Card Issuance Trust 2016-A1 1.75%, 11/19/21	16,512,000	16,399,025
Citibank Credit Card Issuance Trust 2017-A8 1.86%, 08/08/22	5,078,000	5,029,020
Irwin Home Equity Loan Trust 2006-2 0.15% + 1 month USD LIBOR 1.70%, 02/25/36 (b)(h)	69,387	63,758

		55,996,732

Corporate Notes - 37.7%
21st Century Fox America Inc. 3.38%, 11/15/26	331,000	337,819
4.75%, 11/15/46	201,000	231,996
6.65%, 11/15/37	1,484,000	2,043,171
Abbott Laboratories 2.90%, 11/30/21	2,927,000	2,957,265
3.75%, 11/30/26	2,047,000	2,101,839
4.90%, 11/30/46	879,000	1,009,795
AbbVie Inc.
2.00%, 11/06/18 (l)	2,018,000	2,017,213
3.20%, 05/14/26 (l)	2,049,000	2,043,877
4.45%, 05/14/46 (l)	681,000	739,157
4.70%, 05/14/45 (l)	539,000	604,510
Acadia Healthcare Company Inc. 6.50%, 03/01/24	1,706,000	1,782,770
AES Corp. 4.88%, 05/15/23	2,936,000	2,998,390
Aetna Inc. 3.50%, 11/15/24 (l)	1,840,000	1,871,446
Aflac Inc. 4.00%, 10/15/46 (l)	745,000	779,322
Agrium Inc. 4.90%, 06/01/43 (l)	693,000	773,000
Alibaba Group Holding Ltd. 2.80%, 06/06/23	1,683,000	1,679,348
3.40%, 12/06/27	2,448,000	2,446,458
4.00%, 12/06/37	848,000	876,349
4.20%, 12/06/47	848,000	882,251
4.40%, 12/06/57	848,000	885,278
4.50%, 11/28/34 (l)	1,149,000	1,270,484
Alimentation Couche-Tard Inc. 2.70%, 07/26/22 (b)	1,968,000	1,948,733
3.55%, 07/26/27 (b)	1,968,000	1,964,340
4.50%, 07/26/47 (b)	562,000	588,307
Allergan Funding SCS 3.00%, 03/12/20 (l)	1,354,000	1,366,159

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	15

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

3.45%, 03/15/22 (l)	1,486,000	1,509,360
3.80%, 03/15/25 (l)	1,033,000	1,051,336
4.55%, 03/15/35 (l)	560,000	589,411
4.75%, 03/15/45 (l)	536,000	571,585
Altria Group Inc. 2.95%, 05/02/23 (l)	1,348,000	1,357,557
3.88%, 09/16/46 (l)	30,000	29,844
4.50%, 05/02/43 (l)	727,000	790,278
Amazon.com Inc. 2.80%, 08/22/24 (b)	1,109,000	1,105,873
3.15%, 08/22/27 (b)	1,048,000	1,052,485
3.88%, 08/22/37 (b)	1,151,000	1,221,775
4.05%, 08/22/47 (b)	734,000	788,052
4.25%, 08/22/57 (b)	1,255,000	1,373,146
AMC Networks Inc. 4.75%, 08/01/25	90,000	89,100
America Movil SAB de C.V. 3.13%, 07/16/22 (l)	1,469,000	1,487,994
5.00%, 03/30/20 (l)	2,443,000	2,576,070
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (b)(l)	1,389,000	1,461,922
6.50%, 04/01/27 (b)(l)	694,000	732,170
6.63%, 10/15/22 (l)	717,000	743,439
American Campus Communities Operating Partnership LP 3.35%, 10/01/20 (l)	1,288,000	1,313,296
4.13%, 07/01/24 (l)	980,000	1,019,661
American Electric Power Company Inc. 2.95%, 12/15/22 (l)	2,483,000	2,517,712
American Express Co. 3.00%, 10/30/24	1,132,000	1,128,491
American International Group Inc. 4.50%, 07/16/44 (l)	1,411,000	1,527,450
4.80%, 07/10/45 (l)	455,000	511,566
American Tower Corp. (REIT) 3.38%, 10/15/26 (l)	677,000	665,241
3.40%, 02/15/19 (l)	3,556,000	3,595,401
American Water Capital Corp. 2.95%, 09/01/27	1,705,000	1,687,643
Amgen Inc. 2.20%, 05/22/19 (l)	3,092,000	3,092,495
2.65%, 05/11/22	1,958,000	1,951,793
3.20%, 11/02/27	3,232,000	3,230,287
4.56%, 06/15/48 (l)	1,021,000	1,141,233
Amkor Technology Inc. 6.63%, 06/01/21 (l)	1,695,000	1,713,009
Anadarko Petroleum Corp. 4.85%, 03/15/21 (l)	154,000	162,736
6.20%, 03/15/40 (l)	881,000	1,063,667
6.60%, 03/15/46 (l)	171,000	219,102

	Principal Amount ($) or Number of Shares	Fair Value $
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/01/27	1,773,000	1,789,471
5.20%, 12/01/47	532,000	552,503
5.25%, 01/15/25	5,660,000	5,953,612
Anheuser-Busch InBev Finance Inc. 2.65%, 02/01/21 (l)	999,000	1,004,854
3.65%, 02/01/26 (l)	1,825,000	1,883,035
4.70%, 02/01/36 (l)	835,000	936,068
4.90%, 02/01/46 (l)	1,383,000	1,602,717
Anheuser-Busch InBev Worldwide Inc. 2.50%, 07/15/22	2,513,000	2,494,152
Anthem Inc. 3.30%, 01/15/23	1,514,000	1,536,362
Apache Corp. 5.10%, 09/01/40	864,000	927,970
Apple Inc. 2.50%, 02/09/22 (l)	887,000	888,056
2.85%, 05/11/24	1,958,000	1,965,088
3.35%, 02/09/27 (l)	1,001,000	1,024,413
3.45%, 02/09/45 (l)	760,000	742,292
3.85%, 08/04/46 (l)	2,558,000	2,662,980
4.25%, 02/09/47 (l)	303,000	336,263
4.65%, 02/23/46 (l)	331,000	387,472
Applied Materials Inc. 3.30%, 04/01/27	526,000	534,411
4.35%, 04/01/47	584,000	655,172
Aptiv PLC 4.40%, 10/01/46	788,000	816,526
Aramark Services Inc. 5.13%, 01/15/24	1,619,000	1,696,914
Archer-Daniels-Midland Co. 2.50%, 08/11/26	1,391,000	1,324,427
Arconic Inc. 6.15%, 08/15/20	715,000	769,519
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.25%, 09/15/22 (b)	1,350,000	1,373,625
Ascension Health 4.85%, 11/15/53	649,000	757,597
AstraZeneca PLC 2.38%, 11/16/20 (l)	565,000	563,802
3.13%, 06/12/27 (l)	695,000	690,281
3.38%, 11/16/25 (l)	943,000	960,625
AT&T Inc. 2.45%, 06/30/20 (l)	1,510,000	1,507,237
2.85%, 02/14/23	1,257,000	1,261,299
3.00%, 06/30/22 (l)	899,000	900,483
3.40%, 08/14/24	950,000	954,579
3.90%, 08/14/27	615,000	618,450

See Notes to Schedules of Investments and Notes to Financial Statements.

16	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

4.45%, 04/01/24 (l)	1,346,000	1,422,305
4.50%, 05/15/35 (l)	1,460,000	1,449,284
4.75%, 05/15/46	1,050,000	1,027,110
4.80%, 06/15/44 (l)	1,160,000	1,142,449
4.90%, 08/14/37	1,572,000	1,590,439
5.15%, 02/14/50	2,362,000	2,382,243
5.25%, 03/01/37 (l)	1,263,000	1,337,176
5.30%, 08/14/58	944,000	947,785
5.45%, 03/01/47 (l)	1,578,000	1,690,748
Avangrid Inc. 3.15%, 12/01/24	2,482,000	2,473,834
Baidu Inc. 2.88%, 07/06/22	911,000	902,728
3.63%, 07/06/27	801,000	793,775
Bank of America Corp. 2.65%, 04/01/19	2,328,000	2,343,435
3.95%, 04/21/25 (l)	1,767,000	1,826,495
4.25%, 10/22/26 (l)	777,000	818,756
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter) 2.37%, 07/21/21 (h)	1,570,000	1,566,546
Bank of America Corp. (3.12%, fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12%, 01/20/23 (h)(l)	2,230,000	2,260,774
Bank of America Corp. (3.42%, fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter) 3.42%, 12/20/28 (b)(h)	2,134,000	2,131,226
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24%, 04/24/38 (h)(l)	2,340,000	2,536,583
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44%, 01/20/48 (h)(l)	524,000	588,138
Bank of America Corp. (8.00% fixed rate until 01/30/18; 3.63% + 3 month USD LIBOR thereafter) 8.00%, 12/31/49 (h)	3,646,000	3,661,824
Barclays PLC 4.34%, 01/10/28 (l)	633,000	655,263
4.38%, 01/12/26 (l)	1,513,000	1,576,198
4.84%, 05/09/28	478,000	496,981
5.25%, 08/17/45 (l)	676,000	786,526

	Principal Amount ($) or Number of Shares	Fair Value $
Barrick North America Finance LLC 5.70%, 05/30/41	328,000	401,147
BAT Capital Corp. 2.30%, 08/14/20 (b)	1,572,000	1,562,914
2.76%, 08/15/22 (b)	1,572,000	1,561,499
3.56%, 08/15/27 (b)	1,220,000	1,221,220
4.39%, 08/15/37 (b)	733,000	769,174
4.54%, 08/15/47 (b)	1,143,000	1,206,448
Baxalta Inc. 2.88%, 06/23/20	1,435,000	1,443,466
Becton Dickinson and Co. 2.89%, 06/06/22 (l)	1,398,000	1,389,742
3.70%, 06/06/27 (l)	2,386,000	2,403,274
3.73%, 12/15/24 (l)	104,000	106,311
4.67%, 06/06/47 (l)	418,000	451,114
4.69%, 12/15/44 (l)	69,000	75,623
Berkshire Hathaway Energy Co. 6.13%, 04/01/36	808,000	1,083,617
Berkshire Hathaway Inc. 4.50%, 02/11/43	462,000	530,002
Berry Global Inc. 5.13%, 07/15/23 (l)	2,045,000	2,126,800
BHP Billiton Finance USA Ltd. 5.00%, 09/30/43	518,000	634,281
Biogen Inc. 2.90%, 09/15/20 (l)	546,000	553,884
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter) 5.13%, 12/31/99 (b)(h)	1,000,000	998,770
BP Capital Markets PLC 1.38%, 05/10/18 (l)	1,354,000	1,351,933
3.22%, 11/28/23 (l)	1,463,000	1,496,444
3.28%, 09/19/27	2,196,000	2,222,923
Braskem Netherlands Finance BV 3.50%, 01/10/23 (b)	1,519,000	1,493,359
4.50%, 01/10/28 (b)	1,129,000	1,114,933
Brighthouse Financial Inc. 3.70%, 06/22/27 (b)(l)	221,000	217,020
4.70%, 06/22/47 (b)(l)	119,000	121,304
Brixmor Operating Partnership LP 3.90%, 03/15/27 (l)	1,185,000	1,174,098
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21 (b)	650,000	635,056
2.65%, 01/15/23 (b)	541,000	521,286
3.13%, 01/15/25 (b)	671,000	641,617
3.88%, 01/15/27 (b)(l)	249,000	245,646
Buckeye Partners LP 5.60%, 10/15/44 (l)	887,000	932,370

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	17

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

Bunge Limited Finance Corp. 3.75%, 09/25/27	1,574,000	1,550,327
Burlington Northern Santa Fe LLC 3.65%, 09/01/25 (l)	1,011,000	1,061,843
Canadian Natural Resources Ltd. 3.85%, 06/01/27 (l)	516,000	526,093
4.95%, 06/01/47 (l)	399,000	447,658
Capital One Financial Corp. 4.20%, 10/29/25 (l)	1,866,000	1,919,722
Capital One NA 2.35%, 08/17/18 (l)	1,340,000	1,341,662
Cardinal Health Inc. 2.62%, 06/15/22 (l)	695,000	683,234
3.08%, 06/15/24 (l)	839,000	826,105
3.41%, 06/15/27 (l)	379,000	371,651
4.37%, 06/15/47 (l)	351,000	349,663
Carlson Travel Inc. 6.75%, 12/15/23 (b)(l)	2,075,000	1,877,875
Caterpillar Financial Services Corp. 2.55%, 11/29/22	2,452,000	2,440,549
Caterpillar Inc. 4.30%, 05/15/44 (l)	878,000	1,003,115
Catholic Health Initiatives 2.60%, 08/01/18	1,030,000	1,033,275
4.35%, 11/01/42	1,029,000	979,176
CBL & Associates LP 5.95%, 12/15/26	239,000	222,554
CBS Corp. 2.50%, 02/15/23 (l)	1,511,000	1,472,409
2.90%, 01/15/27 (l)	833,000	781,346
CCO Holdings LLC/CCO Holdings Capital Corp. 5.88%, 04/01/24 (b)(l)	1,444,000	1,505,370
Celgene Corp. 3.45%, 11/15/27	1,615,000	1,615,711
4.35%, 11/15/47	745,000	775,985
5.00%, 08/15/45 (l)	799,000	908,799
Cenovus Energy Inc. 5.40%, 06/15/47	279,000	293,368
CenterPoint Energy Inc. 2.50%, 09/01/22	1,572,000	1,551,627
CenturyLink Inc. 5.80%, 03/15/22 (l)	2,712,000	2,652,065
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13%, 12/15/21 (b)(l)	2,467,000	2,473,167
CF Industries Inc. 7.13%, 05/01/20	1,426,000	1,554,340

	Principal Amount ($) or Number of Shares	Fair Value $
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20 (l)	2,034,000	2,065,527
4.91%, 07/23/25 (l)	2,034,000	2,160,495
5.38%, 05/01/47	682,000	703,435
6.38%, 10/23/35 (l)	269,000	314,859
6.48%, 10/23/45 (l)	539,000	631,298
Chevron Corp. 3.19%, 06/24/23 (l)	1,347,000	1,383,167
Church & Dwight Company Inc. 2.45%, 08/01/22	843,000	831,544
3.15%, 08/01/27	1,404,000	1,380,258
Cigna Corp. 3.25%, 04/15/25 (l)	1,379,000	1,384,226
3.88%, 10/15/47	941,000	941,508
Cimarex Energy Co. 3.90%, 05/15/27	974,000	997,405
Cinemark USA Inc. 4.88%, 06/01/23 (l)	1,452,000	1,470,150
Cisco Systems Inc. 2.50%, 09/20/26 (l)	1,462,000	1,414,660
Citigroup Inc. 1.75%, 05/01/18 (l)	1,426,000	1,424,811
2.05%, 12/07/18 (l)	2,682,000	2,679,264
2.70%, 10/27/22	1,577,000	1,562,271
2.90%, 12/08/21	1,570,000	1,578,180
4.40%, 06/10/25	974,000	1,028,885
4.45%, 09/29/27 (l)	2,368,000	2,501,082
4.65%, 07/30/45 (l)	460,000	523,245
4.75%, 05/18/46	970,000	1,073,208
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88%, 07/24/23 (h)	1,411,000	1,403,042
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter) 4.28%, 04/24/48 (h)(l)	1,461,000	1,588,005
CMS Energy Corp. 4.88%, 03/01/44 (l)	1,566,000	1,831,108
CNA Financial Corp. 3.45%, 08/15/27	943,000	928,968
5.88%, 08/15/20 (l)	2,533,000	2,727,788
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24 (l)	2,718,000	2,868,876
Columbia Pipeline Group Inc. 3.30%, 06/01/20 (l)	935,000	947,707
Comcast Corp. 3.38%, 08/15/25 (l)	771,000	790,846

See Notes to Schedules of Investments and Notes to Financial Statements.

18	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

3.97%, 11/01/47	630,000	647,766
4.20%, 08/15/34 (l)	1,358,000	1,453,671
4.60%, 08/15/45 (l)	1,355,000	1,526,706
Concho Resources Inc. 3.75%, 10/01/27	471,000	475,988
4.88%, 10/01/47	629,000	686,208
ConocoPhillips Co. 3.35%, 11/15/24 (l)	804,000	829,431
5.95%, 03/15/46 (l)	292,000	393,835
Consolidated Edison Company of New York Inc. 2.90%, 12/01/26 (l)	1,447,000	1,417,957
Constellation Brands Inc. 2.70%, 05/09/22 (l)	1,397,000	1,387,498
4.50%, 05/09/47 (l)	418,000	456,878
Continental Resources Inc. 5.00%, 09/15/22	713,000	723,695
Corning Inc. 4.38%, 11/15/57	808,000	802,021
Corporation Andina de Fomento 2.20%, 07/18/20	1,710,000	1,697,962
4.38%, 06/15/22 (l)	4,326,000	4,609,180
Costco Wholesale Corp. 3.00%, 05/18/27 (l)	632,000	632,904
Credit Suisse AG 1.70%, 04/27/18 (l)	3,012,000	3,009,759
Credit Suisse Group AG 4.28%, 01/09/28 (b)(l)	1,096,000	1,142,689
Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/20	1,407,000	1,424,897
3.80%, 06/09/23 (l)	1,437,000	1,481,101
CRH America Finance Inc. 3.40%, 05/09/27 (b)(l)	739,000	738,832
CSX Corp. 4.50%, 08/01/54 (l)	836,000	892,756
CVS Health Corp. 3.88%, 07/20/25 (l)	931,000	958,986
5.13%, 07/20/45 (l)	930,000	1,065,668
D.R. Horton Inc. 2.55%, 12/01/20	1,751,000	1,748,881
Daimler Finance North America LLC 2.38%, 08/01/18 (b)(l)	6,943,000	6,957,650
Dana Financing Luxembourg Sarl 6.50%, 06/01/26 (b)(l)	1,945,000	2,107,894
Danaher Corp. 4.38%, 09/15/45 (l)	724,000	817,056
Dell International LLC/EMC Corp. 3.48%, 06/01/19 (b)(l)	2,931,000	2,967,256
5.45%, 06/15/23 (b)	1,400,000	1,511,328

	Principal Amount ($) or Number of Shares	Fair Value $
6.02%, 06/15/26 (b)(l)	730,000	804,511
8.35%, 07/15/46 (b)(l)	600,000	773,784
Deutsche Bank AG 2.70%, 07/13/20	1,407,000	1,401,062
3.30%, 11/16/22	1,760,000	1,752,784
3.70%, 05/30/24	848,000	853,800
Deutsche Telekom International Finance BV 2.49%, 09/19/23 (b)(l)	1,363,000	1,320,458
Devon Energy Corp. 5.00%, 06/15/45 (l)	625,000	699,325
5.85%, 12/15/25 (l)	557,000	650,320
Dexia Credit Local S.A. 2.25%, 01/30/19 (b)(l)	6,894,000	6,901,433
Diageo Investment Corp. 2.88%, 05/11/22 (l)	1,491,000	1,511,755
Discover Bank 3.10%, 06/04/20 (l)	2,108,000	2,130,598
Discovery Communications LLC 2.20%, 09/20/19	1,705,000	1,697,191
3.95%, 03/20/28	1,705,000	1,691,616
5.00%, 09/20/37	680,000	703,467
5.20%, 09/20/47	680,000	708,594
Dollar General Corp. 1.88%, 04/15/18 (l)	3,006,000	3,004,261
Dominion Energy Inc. 2.58%, 07/01/20 (l)	1,098,000	1,097,693
3.63%, 12/01/24 (l)	1,254,000	1,297,113
DTE Energy Co. 2.85%, 10/01/26 (l)	1,007,000	967,324
Duke Energy Corp. 3.75%, 09/01/46 (l)	1,005,000	995,734
Duke Energy Progress LLC 4.15%, 12/01/44 (l)	931,000	1,018,961
Duke Realty LP 3.38%, 12/15/27	1,750,000	1,756,125
Duquesne Light Holdings Inc. 3.62%, 08/01/27 (b)	1,577,000	1,575,644
Eastman Chemical Co. 3.60%, 08/15/22 (l)	603,000	621,494
Eaton Corp. 3.10%, 09/15/27	1,570,000	1,541,850
Ecolab Inc. 3.25%, 12/01/27 (b)	1,064,000	1,062,638
3.95%, 12/01/47 (b)	621,000	635,507
Ecopetrol S.A. 5.88%, 05/28/45 (l)	1,031,000	1,059,383
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 1.91%, 05/01/20 (h)(l)	1,509,000	1,518,478
Electricite de France S.A. 2.15%, 01/22/19 (b)(l)	3,444,000	3,444,431

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	19

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

Eli Lilly & Co. 3.10%, 05/15/27 (l)	694,000	704,452
3.70%, 03/01/45 (l)	269,000	277,508
3.95%, 05/15/47 (l)	418,000	449,743
EMC Corp. 2.65%, 06/01/20	3,569,000	3,519,926
Emera US Finance LP 3.55%, 06/15/26 (l)	1,198,000	1,201,055
4.75%, 06/15/46 (l)	338,000	371,290
Enbridge Energy Partners LP 5.50%, 09/15/40 (l)	250,000	273,845
Encana Corp. 3.90%, 11/15/21 (l)	1,461,000	1,498,438
Endo Dac/Endo Finance LLC/Endo Finco Inc. 5.88%, 10/15/24 (b)(l)	2,075,000	2,111,312
Enel Finance International N.V. 3.63%, 05/25/27 (b)(l)	1,211,000	1,203,194
Energy Transfer Equity LP 5.88%, 01/15/24 (l)	5,497,000	5,778,721
Energy Transfer LP 5.30%, 04/15/47 (l)	681,000	675,436
6.50%, 02/01/42 (l)	1,437,000	1,623,350
Energy Transfer LP/Regency Energy Finance Corp. 4.50%, 11/01/23	1,170,000	1,208,867
Entergy Louisiana LLC 3.05%, 06/01/31 (l)	1,007,000	975,179
Enterprise Products Operating LLC 3.95%, 02/15/27 (l)	1,944,000	2,023,646
Envision Healthcare Corp. 6.25%, 12/01/24 (b)	2,331,000	2,409,671
EOG Resources Inc. 4.15%, 01/15/26 (l)	2,467,000	2,626,294
EQT Corp. 3.00%, 10/01/22	630,000	623,228
3.90%, 10/01/27	933,000	929,828
ERP Operating LP 4.50%, 07/01/44 (l)	607,000	665,260
Exelon Corp. 3.50%, 06/01/22 (l)	1,079,000	1,098,724
4.45%, 04/15/46 (l)	1,474,000	1,597,713
Express Scripts Holding Co. 3.40%, 03/01/27 (l)	1,465,000	1,435,803
4.80%, 07/15/46 (l)	439,000	466,885
Exxon Mobil Corp. 2.22%, 03/01/21 (l)	928,000	927,230
3.04%, 03/01/26 (l)	742,000	753,115
FirstEnergy Corp. 3.90%, 07/15/27	943,000	966,754
4.85%, 07/15/47	330,000	366,475

	Principal Amount ($) or Number of Shares	Fair Value $
Florida Power & Light Co. 4.13%, 02/01/42 (l)	873,000	962,806
Ford Motor Co. 4.35%, 12/08/26 (l)	1,537,000	1,605,581
Ford Motor Credit Company LLC 3.22%, 01/09/22 (l)	1,999,000	2,012,813
Freeport-McMoRan Inc. 3.10%, 03/15/20	2,142,000	2,128,720
Frontier Communications Corp. 7.13%, 03/15/19 (l)	3,333,000	3,191,347
General Dynamics Corp. 2.13%, 08/15/26 (l)	677,000	634,572
General Motors Co. 5.20%, 04/01/45 (l)	269,000	284,067
General Motors Financial Company Inc. 3.15%, 01/15/20 (l)	1,904,000	1,924,167
3.20%, 07/13/20 (l)	118,000	119,477
5.25%, 03/01/26 (l)	1,473,000	1,617,236
Georgia-Pacific LLC 3.60%, 03/01/25 (b)(l)	552,000	567,303
Gilead Sciences Inc. 1.95%, 03/01/22 (l)	881,000	859,900
2.95%, 03/01/27	707,000	695,207
3.65%, 03/01/26 (l)	1,053,000	1,092,793
4.15%, 03/01/47 (l)	868,000	923,595
4.80%, 04/01/44 (l)	614,000	711,442
Glencore Finance Canada Ltd. 5.55%, 10/25/42 (b)	374,000	413,249
Glencore Funding LLC 3.88%, 10/27/27 (b)	973,000	963,679
4.00%, 03/27/27 (b)(l)	959,000	962,853
Grupo Televisa SAB 5.00%, 05/13/45 (l)	382,000	389,292
H&E Equipment Services Inc. 5.63%, 09/01/25 (b)	185,000	193,787
Halliburton Co. 3.80%, 11/15/25 (l)	1,360,000	1,410,470
5.00%, 11/15/45 (l)	815,000	934,846
HCA Inc. 4.75%, 05/01/23 (l)	4,352,000	4,504,320
Hess Corp. 4.30%, 04/01/27 (l)	358,000	357,878
5.60%, 02/15/41 (l)	397,000	427,001
5.80%, 04/01/47 (l)	250,000	277,920
Hewlett Packard Enterprise Co. 6.35%, 10/15/45 (l)	440,000	469,190
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/25 (b)	1,595,000	1,634,875
Honeywell International Inc. 2.50%, 11/01/26 (l)	816,000	790,247

See Notes to Schedules of Investments and Notes to Financial Statements.

20	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

HSBC Holdings PLC 2.95%, 05/25/21 (l)	2,590,000	2,608,803
4.25%, 03/14/24 (l)	1,025,000	1,069,485
HSBC Holdings PLC (3.26% fixed rate until 03/13/22; 1.06% + 3 month USD LIBOR thereafter) 3.26%, 03/13/23 (h)(l)	2,983,000	3,022,465
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter) 6.00%, 12/31/99 (h)(l)	2,028,000	2,131,935
Hyundai Capital America 3.10%, 04/05/22 (b)(l)	762,000	757,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00%, 08/01/20	2,142,000	2,198,977
ING Bank N.V. 2.70%, 08/17/20 (b)	1,400,000	1,406,289
Ingersoll-Rand Luxembourg Finance S.A. 3.55%, 11/01/24	1,898,000	1,959,020
Intel Corp. 2.60%, 05/19/26 (l)	2,465,000	2,409,316
2.88%, 05/11/24 (l)	1,388,000	1,400,214
International Business Machines Corp. 3.30%, 01/27/27	542,000	554,141
3.63%, 02/12/24	1,308,000	1,368,874
International Paper Co. 4.40%, 08/15/47	1,357,000	1,425,922
Interstate Power & Light Co. 3.40%, 08/15/25	3,116,000	3,162,499
Intesa Sanpaolo S.p.A. 3.88%, 07/14/27 (b)	1,412,000	1,410,828
IPALCO Enterprises Inc. 3.70%, 09/01/24 (b)	180,000	179,411
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00%, 07/15/25 (b)	1,274,000	1,340,885
JB Poindexter & Company Inc. 9.00%, 04/01/22 (b)	771,000	799,912
Jefferies Group LLC 5.13%, 01/20/23	1,197,000	1,294,508
6.50%, 01/20/43	989,000	1,159,039
Johnson & Johnson 2.63%, 01/15/25	3,234,000	3,223,554
3.63%, 03/03/37	1,021,000	1,077,849

	Principal Amount ($) or Number of Shares	Fair Value $
Johnson Controls International PLC 4.50%, 02/15/47	560,000	613,161
JPMorgan Chase & Co. 2.30%, 08/15/21	1,407,000	1,393,648
2.55%, 10/29/20	1,589,000	1,593,084
3.30%, 04/01/26	1,359,000	1,368,486
3.63%, 12/01/27	958,000	968,298
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88%, 07/24/38 (h)	2,062,000	2,117,179
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03%, 07/24/48 (h)	1,053,000	1,094,499
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter) 4.63%, 12/31/99 (h)	1,626,000	1,591,773
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10%, 10/29/49 (h)	3,531,000	3,879,863
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter) 7.90%, 12/29/49 (h)	1,571,000	1,592,020
Kinder Morgan Energy Partners LP 3.50%, 09/01/23	884,000	886,820
6.38%, 03/01/41	581,000	674,309
Kinder Morgan Inc. 3.05%, 12/01/19	537,000	541,704
5.05%, 02/15/46	581,000	601,155
5.55%, 06/01/45	1,019,000	1,113,543
Kraft Heinz Foods Co. 3.00%, 06/01/26	1,100,000	1,057,573
4.38%, 06/01/46	1,129,000	1,118,263
Kreditanstalt fuer Wiederaufbau 2.00%, 10/04/22 (l)	2,407,000	2,368,151
4.50%, 07/16/18 (l)	2,709,000	2,748,335
Lee Enterprises Inc. 9.50%, 03/15/22 (b)	2,712,000	2,801,835
Lennar Corp. 4.50%, 11/15/19	1,207,000	1,233,252

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	21

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

4.75%, 05/30/25	1,355,000	1,405,812
4.75%, 11/29/27 (b)	1,529,000	1,567,225
Levi Strauss & Co. 5.00%, 05/01/25	2,041,000	2,122,640
Lincoln National Corp. 3.63%, 12/12/26	817,000	834,729
Lithia Motors Inc. 5.25%, 08/01/25 (b)	453,000	472,252
Lloyds Banking Group PLC 3.75%, 01/11/27	774,000	786,833
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter) 2.91%, 11/07/23 (h)	1,584,000	1,568,714
Lockheed Martin Corp. 3.55%, 01/15/26	1,435,000	1,491,094
3.80%, 03/01/45	563,000	569,739
Lowe’s Companies Inc. 3.70%, 04/15/46	695,000	697,606
LYB International Finance BV 4.88%, 03/15/44	440,000	492,457
LYB International Finance II BV 3.50%, 03/02/27	1,252,000	1,257,446
Macy’s Retail Holdings Inc. 4.30%, 02/15/43	347,000	278,989
Marathon Oil Corp. 3.85%, 06/01/25	732,000	744,671
Marathon Petroleum Corp. 3.63%, 09/15/24	1,241,000	1,267,719
Marsh & McLennan Companies Inc. 3.50%, 03/10/25	1,495,000	1,539,506
Masco Corp. 3.50%, 11/15/27	631,000	622,633
McDonald’s Corp. 3.70%, 01/30/26	706,000	735,243
4.88%, 12/09/45	564,000	652,418
Medtronic Inc. 3.50%, 03/15/25	1,330,000	1,381,923
4.63%, 03/15/45	869,000	1,011,203
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	1,088,000	1,150,016
Merck & Company Inc. 2.75%, 02/10/25	2,712,000	2,703,755
MetLife Inc. 4.72%, 12/15/44	909,000	1,052,886
Mexichem SAB de C.V. 5.50%, 01/15/48 (b)	913,000	892,969
MGM Resorts International 4.63%, 09/01/26	1,303,000	1,319,287
6.63%, 12/15/21	3,402,000	3,732,674

	Principal Amount ($) or Number of Shares	Fair Value $
Microsoft Corp. 1.55%, 08/08/21	1,459,000	1,420,993
2.40%, 08/08/26	1,694,000	1,632,847
3.45%, 08/08/36	879,000	905,678
3.70%, 08/08/46	879,000	916,270
4.00%, 02/12/55	1,307,000	1,407,822
4.10%, 02/06/37	450,000	502,344
4.25%, 02/06/47	655,000	749,182
4.50%, 02/06/57	485,000	572,935
Mizuho Bank Ltd. 2.45%, 04/16/19 (b)	3,931,000	3,933,886
Mizuho Financial Group Inc. 2.63%, 04/12/21 (b)	1,664,000	1,659,304
Molina Healthcare Inc. 4.88%, 06/15/25 (b)	1,431,000	1,427,422
Molson Coors Brewing Co. 2.10%, 07/15/21	1,238,000	1,212,906
3.00%, 07/15/26	583,000	570,471
4.20%, 07/15/46	611,000	623,416
Monsanto Co. 4.70%, 07/15/64	354,000	368,928
Morgan Stanley 2.45%, 02/01/19	5,268,000	5,279,221
2.63%, 11/17/21	1,715,000	1,706,597
2.65%, 01/27/20	1,600,000	1,607,088
2.75%, 05/19/22	1,570,000	1,563,720
3.70%, 10/23/24	1,453,000	1,500,978
3.95%, 04/23/27	1,378,000	1,402,873
4.10%, 05/22/23	3,326,000	3,469,517
4.38%, 01/22/47	1,346,000	1,477,625
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97%, 07/22/38 (h)	945,000	975,580
MPLX LP 5.20%, 03/01/47	281,000	306,582
Murphy Oil Corp. 5.75%, 08/15/25	2,473,000	2,527,097
Mylan N.V. 3.15%, 06/15/21	754,000	757,860
3.95%, 06/15/26	718,000	723,615
National Retail Properties Inc. 4.00%, 11/15/25	1,494,000	1,529,453
Navient Corp. 8.00%, 03/25/20	2,855,000	3,086,969
Newell Brands Inc. 3.85%, 04/01/23	1,599,000	1,655,253
4.20%, 04/01/26	1,599,000	1,671,579
5.50%, 04/01/46	658,000	785,474
Newmont Mining Corp. 4.88%, 03/15/42	1,164,000	1,288,187

See Notes to Schedules of Investments and Notes to Financial Statements.

22	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

Nexen Energy ULC 6.40%, 05/15/37 (l)	668,000	873,964
NGPL PipeCo LLC 4.88%, 08/15/27 (b)	416,000	431,080
Noble Energy Inc. 3.90%, 11/15/24	1,619,000	1,672,427
Nordstrom Inc. 5.00%, 01/15/44	78,000	75,213
Northern States Power Co. 2.20%, 08/15/20	3,116,000	3,112,012
Northrop Grumman Corp. 2.08%, 10/15/20	650,000	644,664
2.55%, 10/15/22	1,626,000	1,613,756
2.93%, 01/15/25	1,635,000	1,623,915
3.25%, 01/15/28	1,404,000	1,406,401
3.85%, 04/15/45	315,000	318,960
4.03%, 10/15/47	699,000	729,553
Novartis Capital Corp. 3.00%, 11/20/25	209,000	211,178
NRG Energy Inc. 6.25%, 07/15/22	2,099,000	2,182,960
Nucor Corp. 4.13%, 09/15/22	671,000	709,026
NuStar Logistics LP 4.80%, 09/01/20	1,426,000	1,444,716
Occidental Petroleum Corp. 4.10%, 02/15/47	738,000	782,863
Omnicom Group Inc. 3.63%, 05/01/22	1,060,000	1,095,849
Oncor Electric Delivery Company LLC 3.80%, 09/30/47 (b)	253,000	262,993
Oracle Corp. 1.90%, 09/15/21	1,061,000	1,043,483
2.40%, 09/15/23	1,000,000	987,930
3.25%, 11/15/27	1,618,000	1,645,490
3.80%, 11/15/37	646,000	678,539
4.00%, 07/15/46 - 11/15/47	1,525,000	1,622,229
4.13%, 05/15/45	539,000	580,945
Owens-Brockway Glass Container Inc. 6.38%, 08/15/25 (b)	1,300,000	1,452,750
Pacific Gas & Electric Co. 3.40%, 08/15/24	4,659,000	4,744,353
PacifiCorp 6.25%, 10/15/37	2,437,000	3,346,342
Packaging Corporation of America 3.40%, 12/15/27	1,745,000	1,753,376
Parker-Hannifin Corp. 3.25%, 03/01/27	2,976,000	2,999,868
Penske Automotive Group Inc. 5.38%, 12/01/24	795,000	806,925

	Principal Amount ($) or Number of Shares	Fair Value $
PepsiCo Inc. 3.45%, 10/06/46	541,000	524,754
Perrigo Finance Unlimited Co. 3.50%, 03/15/21	768,000	778,522
3.90%, 12/15/24	1,409,000	1,433,446
Petroleos Mexicanos 4.50%, 01/23/26 (l)	1,043,000	1,041,425
5.38%, 03/13/22 (b)(l)	1,678,000	1,781,919
5.63%, 01/23/46 (l)	620,000	576,414
6.38%, 01/23/45 (l)	838,000	845,986
6.50%, 03/13/27 (b)	1,447,000	1,586,520
6.75%, 09/21/47	1,342,000	1,405,530
PetSmart Inc. 5.88%, 06/01/25 (b)	2,091,000	1,589,160
Pfizer Inc. 3.00%, 12/15/26	1,201,000	1,209,191
4.13%, 12/15/46	730,000	808,541
4.40%, 05/15/44	431,000	493,892
Philip Morris International Inc. 4.13%, 03/04/43	1,349,000	1,392,357
Phillips 66 Partners LP 3.75%, 03/01/28	1,626,000	1,624,472
4.68%, 02/15/45	975,000	999,590
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 06/15/44	575,000	538,200
5.75%, 01/15/20	1,071,000	1,128,352
PNC Bank NA 2.40%, 10/18/19 (l)	1,179,000	1,180,415
Potash Corporation of Saskatchewan Inc. 4.00%, 12/15/26 (l)	678,000	704,754
PPL Capital Funding Inc. 3.10%, 05/15/26 (l)	1,842,000	1,808,033
Precision Castparts Corp. 4.38%, 06/15/45 (l)	880,000	990,431
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter) 4.50%, 09/15/47 (h)	785,000	795,260
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter) 5.38%, 05/15/45 (h)(l)	1,475,000	1,585,227
Public Service Electric & Gas Co. 2.38%, 05/15/23 (l)	3,198,000	3,145,425
PulteGroup Inc. 4.25%, 03/01/21 (l)	650,000	669,094
5.50%, 03/01/26 (l)	1,700,000	1,844,500

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	23

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

QUALCOMM Inc. 2.90%, 05/20/24	142,000	138,574
3.00%, 05/20/22	874,000	875,608
3.25%, 05/20/27	524,000	511,340
4.30%, 05/20/47	324,000	326,718
Realty Income Corp. 3.00%, 01/15/27 (l)	648,000	620,525
Republic Services Inc. 3.38%, 11/15/27	702,000	708,213
Reynolds American Inc. 4.45%, 06/12/25 (l)	124,000	132,225
Rio Tinto Finance USA PLC 4.13%, 08/21/42	759,000	821,238
Roche Holdings Inc. 2.25%, 09/30/19 (b)	1,195,000	1,197,174
Rockwell Collins Inc. 3.50%, 03/15/27	764,000	776,736
Rogers Communications Inc. 5.00%, 03/15/44	493,000	568,197
Royal Bank of Scotland Group PLC (3.50% fixed rate until 05/15/22; 1.48% + 3 month USD LIBOR thereafter) 3.50%, 05/15/23 (h)	1,937,000	1,941,009
RPM International Inc. 3.75%, 03/15/27	1,527,000	1,547,279
Ryder System Inc. 2.45%, 09/03/19 (l)	3,608,000	3,605,547
Sabine Pass Liquefaction LLC 4.20%, 03/15/28	1,188,000	1,206,153
5.00%, 03/15/27	700,000	748,356
Santander Holdings USA Inc. 2.65%, 04/17/20	3,018,000	3,014,288
3.70%, 03/28/22 (b)	2,492,000	2,525,019
4.40%, 07/13/27 (b)	1,104,000	1,129,801
Santander UK Group Holdings PLC 4.75%, 09/15/25 (b)	557,000	583,952
Schlumberger Holdings Corp. 3.00%, 12/21/20 (b)	1,106,000	1,120,326
4.00%, 12/21/25 (b)	601,000	631,555
Select Income REIT 4.25%, 05/15/24	1,698,000	1,683,957
Shell International Finance BV 2.88%, 05/10/26 (l)	1,463,000	1,459,211
3.40%, 08/12/23 (l)	1,774,000	1,839,514
3.75%, 09/12/46 (l)	546,000	556,964
4.13%, 05/11/35	835,000	915,010
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (l)	1,185,000	1,165,804

	Principal Amount ($) or Number of Shares	Fair Value $
2.88%, 09/23/23 (l)	1,679,000	1,648,123
3.20%, 09/23/26 (l)	649,000	634,034
Siemens Financieringsmaatschappij N.V. 3.40%, 03/16/27 (b)	416,000	423,899
Simon Property Group LP 3.38%, 06/15/27	1,569,000	1,580,124
Sinclair Television Group Inc. 5.38%, 04/01/21 (l)	3,562,000	3,624,335
Smithfield Foods Inc. 2.70%, 01/31/20 (b)(l)	650,000	645,758
4.25%, 02/01/27 (b)(l)	861,000	883,554
Southern California Edison Co. 2.40%, 02/01/22	1,240,000	1,228,877
Southern Copper Corp. 5.88%, 04/23/45	672,000	813,241
Spectra Energy Partners LP 3.38%, 10/15/26	490,000	483,703
4.50%, 03/15/45	290,000	299,187
Sprint Corp. 7.63%, 02/15/25	3,612,000	3,774,540
Standard Industries Inc. 5.38%, 11/15/24 (b)	4,068,000	4,251,060
Statoil ASA 3.95%, 05/15/43 (l)	845,000	882,755
Sumitomo Life Insurance Co. (4.00%, fixed rate until 09/14/27; 2.99% + 3 month USD LIBOR thereafter) 4.00%, 09/14/77 (b)(h)	1,514,000	1,480,934
Sumitomo Mitsui Banking Corp. 2.25%, 07/11/19	2,436,000	2,433,856
Suncor Energy Inc. 4.00%, 11/15/47	431,000	440,805
Sunoco Logistics Partners Operations LP 5.40%, 10/01/47	1,542,000	1,556,479
Sysco Corp. 3.25%, 07/15/27	1,402,000	1,402,519
T-Mobile USA Inc. 6.63%, 04/01/23	2,032,000	2,108,200
Tampa Electric Co. 4.35%, 05/15/44	1,222,000	1,326,713
Target Corp. 2.50%, 04/15/26	1,467,000	1,410,066
Teachers Insurance & Annuity Association of America 4.90%, 09/15/44 (b)	1,335,000	1,527,074
Teck Resources Ltd. 4.75%, 01/15/22	1,459,000	1,515,536
Telefonica Emisiones SAU 4.10%, 03/08/27	2,047,000	2,110,109

See Notes to Schedules of Investments and Notes to Financial Statements.

24	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

Tenet Healthcare Corp. 4.75%, 06/01/20	3,413,000	3,485,526
6.00%, 10/01/20 (l)	3,421,000	3,609,155
Teva Pharmaceutical Finance Netherlands III BV 1.40%, 07/20/18	2,758,000	2,738,584
1.70%, 07/19/19	3,825,000	3,716,447
3.15%, 10/01/26 (l)	1,092,000	901,806
4.10%, 10/01/46 (l)	283,000	215,971
The Allstate Corp. 4.20%, 12/15/46 (l)	645,000	704,417
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75%, 08/15/53 (h)(l)	1,660,000	1,811,840
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter) 2.66%, 05/16/23 (h)(l)	1,562,000	1,557,704
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63%, 12/29/49 (h)(l)	2,890,000	2,936,962
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65%, 12/31/99 (h)	2,209,000	2,196,387
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30%, 03/10/19 (b)(l)	3,669,000	3,670,708
The Dow Chemical Co. 4.25%, 10/01/34 (l)	1,355,000	1,423,238
The Goldman Sachs Group Inc. 2.30%, 12/13/19 (l)	5,380,000	5,368,702
2.35%, 11/15/21 (l)	1,715,000	1,688,435
2.38%, 01/22/18 (l)	3,813,000	3,813,780
2.63%, 04/25/21 (l)	2,285,000	2,283,743
2.90%, 07/19/18 (l)	1,301,000	1,306,516
3.85%, 01/26/27 (l)	1,342,000	1,377,858
4.25%, 10/21/25 (l)	1,874,000	1,957,618
4.80%, 07/08/44 (l)	2,164,000	2,475,183
5.15%, 05/22/45 (l)	1,474,000	1,711,255
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91%, 06/05/23 (h)(l)	3,139,000	3,115,803

	Principal Amount ($) or Number of Shares	Fair Value $
The Goldman Sachs Group Inc. (3.27% fixed rate until 09/29/24; 1.20% + 3 month USD LIBOR thereafter) 3.27%, 09/29/25 (h)	1,764,000	1,755,727
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02%, 10/31/38 (h)	1,078,000	1,109,154
The Home Depot Inc. 3.35%, 09/15/25 (l)	803,000	828,800
3.50%, 09/15/56	1,035,000	994,821
3.90%, 06/15/47 (l)	834,000	879,795
The Korea Development Bank 3.38%, 09/16/25 (l)	920,000	929,200
The Kroger Co. 2.95%, 11/01/21	2,058,000	2,078,806
4.65%, 01/15/48	1,067,000	1,096,791
The Mosaic Co. 5.63%, 11/15/43	291,000	314,996
The Nielsen Company Luxembourg Sarl 5.00%, 02/01/25 (b)	1,302,000	1,347,570
The Sherwin-Williams Co. 2.25%, 05/15/20	1,396,000	1,391,910
2.75%, 06/01/22	555,000	553,374
3.45%, 06/01/27	32,000	32,502
4.50%, 06/01/47	673,000	738,436
The Southern Co. 3.25%, 07/01/26 (l)	760,000	746,791
4.40%, 07/01/46 (l)	536,000	572,812
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter) 5.50%, 03/15/57 (h)(l)	1,046,000	1,108,070
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter) 3.63%, 09/15/31 (h)(l)	3,064,000	3,054,165
The Walt Disney Co. 4.13%, 06/01/44	586,000	632,798
Time Warner Cable LLC 4.50%, 09/15/42 (l)	269,000	251,351
6.55%, 05/01/37 (l)	907,000	1,060,664
Time Warner Inc. 5.35%, 12/15/43 (l)	1,923,000	2,129,896
Tyco Electronics Group S.A. 2.35%, 08/01/19 (l)	2,716,000	2,713,648
3.13%, 08/15/27	1,572,000	1,564,140

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	25

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

Tyson Foods Inc. 2.65%, 08/15/19 (l)	557,000	559,523
4.55%, 06/02/47	558,000	609,436
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter) 5.13%, 12/29/49 (h)(l)	3,115,000	3,239,600
UBS Group Funding Switzerland AG 2.95%, 09/24/20 (b)(l)	2,479,000	2,504,830
Union Pacific Corp. 3.60%, 09/15/37	377,000	388,178
4.10%, 09/15/67	629,000	657,909
United Technologies Corp. 2.65%, 11/01/26 (l)	1,461,000	1,408,346
3.75%, 11/01/46 (l)	515,000	513,676
UnitedHealth Group Inc. 4.75%, 07/15/45 (l)	1,281,000	1,509,454
Vale Overseas Ltd. 4.38%, 01/11/22 (l)	841,000	870,872
5.88%, 06/10/21 (l)	1,680,000	1,832,561
6.25%, 08/10/26 (l)	392,000	454,759
6.88%, 11/10/39 (l)	503,000	617,709
Valeant Pharmaceuticals International Inc. 7.00%, 03/15/24 (b)	2,788,000	2,997,100
Valvoline Inc. 4.38%, 08/15/25	1,190,000	1,198,818
Ventas Realty LP 3.25%, 10/15/26 (l)	1,586,000	1,547,492
Verizon Communications Inc. 3.38%, 02/15/25 (b)	1,624,000	1,632,705
4.40%, 11/01/34 (l)	1,351,000	1,375,021
4.67%, 03/15/55 (l)	958,000	928,829
4.86%, 08/21/46 (l)	3,016,000	3,140,923
5.01%, 04/15/49	648,000	679,311
5.25%, 03/16/37 (l)	1,006,000	1,106,499
Viacom Inc. 3.45%, 10/04/26 (l)	830,000	792,824
5.25%, 04/01/44	304,000	299,759
Virgin Media Finance PLC 5.75%, 01/15/25 (b)(l)	3,724,000	3,798,480
Virginia Electric & Power Co. 4.00%, 11/15/46 (l)	1,678,000	1,796,265
Visa Inc. 3.15%, 12/14/25 (l)	822,000	840,109
4.30%, 12/14/45 (l)	812,000	924,884
Vornado Realty LP 3.50%, 01/15/25	1,048,000	1,047,549
Vulcan Materials Co. 3.90%, 04/01/27	713,000	729,035

	Principal Amount ($) or Number of Shares	Fair Value $
Wabtec Corp. 3.45%, 11/15/26	437,000	427,360
Wal-Mart Stores Inc. 3.63%, 12/15/47	865,000	906,814
Walgreens Boots Alliance Inc. 4.65%, 06/01/46	440,000	464,662
WEC Energy Group Inc. 3.55%, 06/15/25	1,343,000	1,376,750
WellCare Health Plans Inc. 5.25%, 04/01/25	1,667,000	1,762,852
Wells Fargo & Co. 2.63%, 07/22/22	3,153,000	3,134,649
3.90%, 05/01/45 (l)	803,000	831,523
4.75%, 12/07/46 (l)	1,310,000	1,461,004
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter) 3.58%, 05/22/28 (h)(l)	1,567,000	1,596,413
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88%, 12/29/49 (h)(l)	2,174,000	2,407,814
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter) 5.90%, 12/29/49 (h)	2,055,000	2,198,233
Wells Fargo & Co. (7.98% fixed rate until 03/15/18; 3.77% + 3 month USD LIBOR thereafter) 7.98%, 03/29/49 (h)	1,704,000	1,721,517
Western Digital Corp. 7.38%, 04/01/23 (b)	325,000	350,187
Western Gas Partners LP 5.38%, 06/01/21	1,331,000	1,410,221
Westlake Chemical Corp. 3.60%, 08/15/26	993,000	1,001,172
4.38%, 11/15/47	211,000	218,149
5.00%, 08/15/46	449,000	503,917
WestRock Co. 3.00%, 09/15/24 (b)	1,208,000	1,195,606
Williams Partners LP 3.75%, 06/15/27	567,000	568,055
3.90%, 01/15/25	943,000	963,897
4.90%, 01/15/45	446,000	473,184
5.40%, 03/04/44	269,000	303,319
Willis North America Inc. 3.60%, 05/15/24	1,569,000	1,593,351
WPP Finance 2010 3.75%, 09/19/24	1,027,000	1,049,748
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/27 (b)(l)	1,668,000	1,689,851

See Notes to Schedules of Investments and Notes to Financial Statements.

26	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

Xilinx Inc. 2.95%, 06/01/24	1,115,000	1,107,964
XLIT Ltd. 5.25%, 12/15/43	585,000	666,865
XPO Logistics Inc. 6.50%, 06/15/22 (b)	1,231,000	1,284,856
Yamana Gold Inc. 4.63%, 12/15/27 (b)	1,051,000	1,057,169
Zoetis Inc. 3.00%, 09/12/27	697,000	681,157

		878,807,917

Non-Agency Collateralized Mortgage Obligations - 3.5%
American Tower Trust I (REIT) 1.55%, 03/15/43 (b)	5,061,000	5,054,136
BXP Trust 2017-GM 3.38%, 06/13/39 (b)(l)	6,314,000	6,449,979
Citigroup Commercial Mortgage Trust 2016-P5 2.94%, 10/10/49 (l)	3,484,742	3,439,837
Citigroup Commercial Mortgage Trust 2016-P6 3.72%, 12/10/49 (h)	8,504,458	8,890,702
4.03%, 12/10/49 (h)	2,942,926	3,073,506
COMM 2013-LC13 Mortgage Trust 4.56%, 08/10/46 (b)(h)	1,375,000	1,463,215
COMM 2014-CR14 Mortgage Trust 4.53%, 02/10/47 (l)(h)	1,940,000	2,070,688
GS Mortgage Securities Corp. II 3.47%, 11/10/50	7,000,045	7,168,873
GS Mortgage Securities Trust 2015-GC28 1.14%, 02/10/48 (g)(h)(l)	22,493,549	1,166,198
GS Mortgage Securities Trust 2016-GS3 2.85%, 10/10/49	6,656,000	6,532,101
GS Mortgage Securities Trust 2017-GS5 3.67%, 03/10/50 (l)	7,241,532	7,593,803
GS Mortgage Securities Trust II 2012-GCJ9 1.97%, 11/10/45 (g)(h)(l)	5,852,589	462,020
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR 2.27%, 10/25/34 (h)	750,412	731,442
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 1.56%, 12/15/47 (g)(h)(l)	7,449,460	425,919

	Principal Amount ($) or Number of Shares	Fair Value $
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.03%, 07/15/45 (h)(l)	1,010,000	1,054,532
LB-UBS Commercial Mortgage Trust 2004-C8 0.35%, 12/15/39 (b)(g)(h)(l)	642,480	1,317
LB-UBS Commercial Mortgage Trust 2007-C6 6.11%, 07/15/40 (h)(l)	499,278	499,023
6.11%, 07/15/40 (b)(l)	1,102,440	1,102,220
MASTR Alternative Loan Trust 2003-5 5.00%, 08/25/18 (g)	19,412	171
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.38%, 02/15/48 (g)(h)(l)	25,129,582	1,703,137
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 0.96%, 03/15/48 (g)(h)(l)	30,831,446	1,549,752
Morgan Stanley Capital I Trust 2006-IQ11 6.25%, 10/15/42 (h)(l)	2,300,000	2,396,370
Morgan Stanley Capital I Trust 2006-T21 5.27%, 10/12/52 (h)	721,443	720,875
Morgan Stanley Capital I Trust 2007-IQ16 6.12%, 12/12/49 (h)(l)	67,505	67,464
Morgan Stanley Capital I Trust 2008-T29 6.31%, 01/11/43 (h)(l)	99,122	99,060
Morgan Stanley Capital I Trust 2016-UBS9 1.24%, 03/15/49 (g)(h)(l)	22,950,153	1,603,511
Wells Fargo Commercial Mortgage Trust 2015-C26 1.29%, 02/15/48 (g)(h)	25,375,345	1,708,740
Wells Fargo Commercial Mortgage Trust 2017-RB1 3.64%, 03/15/50	4,226,569	4,386,754
WFRBS Commercial Mortgage Trust 2013-C17 4.26%, 12/15/46	1,880,000	1,979,752
WFRBS Commercial Mortgage Trust 2014-C25 3.80%, 11/15/47 (b)(h)	816,000	617,174
WFRBS Commercial Mortgage Trust 2014-LC14 4.35%, 03/15/47 (h)	4,333,000	4,585,167
4.59%, 03/15/47 (b)(h)	3,178,169	2,529,498

		81,126,936

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	27

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value $

Sovereign Bonds - 1.0%
Government of Chile 3.63%, 10/30/42 (l)	150,000	151,404
3.86%, 06/21/47	1,632,000	1,680,324
Government of Colombia 2.63%, 03/15/23	711,000	695,002
3.88%, 04/25/27	1,185,000	1,207,539
5.00%, 06/15/45	1,271,000	1,354,200
Government of Mexico 3.60%, 01/30/25	1,808,000	1,834,433
4.00%, 10/02/23	768,000	804,772
4.60%, 02/10/48	2,360,000	2,344,683
4.75%, 03/08/44 (l)	2,354,000	2,381,165
Government of Oman 3.88%, 03/08/22 (b)(l)	2,103,000	2,115,618
Government of Panama 4.00%, 09/22/24 (l)	1,673,000	1,778,951
4.50%, 05/15/47 (l)	530,000	571,737
Government of Peru 5.63%, 11/18/50 (l)	1,006,000	1,292,660
Government of Philippines 3.95%, 01/20/40	835,000	862,221
4.20%, 01/21/24	1,313,000	1,426,588
Government of Saudi Arabia 2.88%, 03/04/23 (b)	1,173,000	1,154,197
3.63%, 03/04/28 (b)	831,000	825,083
Government of Uruguay 5.10%, 06/18/50	1,006,656	1,121,757

		23,602,334

Municipal Bonds and Notes - 0.5%
American Municipal Power Inc. 6.27%, 02/15/50	1,080,000	1,412,975
New Jersey Transportation Trust Fund Authority 6.88%, 12/15/39	880,000	914,162

	Principal Amount ($) or Number of Shares	Fair Value $
Port Authority of New York & New Jersey 4.46%, 10/01/62	4,095,000	4,728,619
State of California 5.70%, 11/01/21	2,075,000	2,313,708
State of Illinois 5.10%, 06/01/33	745,000	743,763
The University of Texas System 3.35%, 08/15/47	1,025,000	1,030,699

		11,143,926

FNMA (TBA) - 0.0%*
Lehman 5.50%, TBA (j)(k)	1,154,568	24,939

Total Bonds and Notes (Cost $2,287,248,619)		2,307,562,874

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850) (h)	55,034	1,485,918

Total Investments in Securities (Cost $2,288,624,469)		2,309,048,792

Short-Term Investments - 3.6%
Time Deposit - 3.6%
State Street Corp. 0.12%, 01/02/18 (Cost $82,636,353) (e)	82,636,353	82,636,353

Total Investments (Cost $2,371,260,822)		2,391,685,145

Liabilities in Excess of Other Assets, net - (2.7)%		(62,010,921)

NET ASSETS - 100.0%		$2,329,674,224

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate	Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments (Received)/ Paid	Unrealized Depreciation
Markit CDX North America Investment Grade Index	CME Group Inc.	$60,466	1.00%	Quarterly	12/20/22	$(1,440,806)	$(1,290,873)	$(149,933)

See Notes to Schedules of Investments and Notes to Financial Statements.

28	GE RSP Income Fund

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Received Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments (Received)/ Paid	Unrealized Depreciation
CME Group Inc.	$17,199	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.62%	10/16/43	$(157,011)	$—	$(157,011)
CME Group Inc.	5,159	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	10/10/43	(74,422)	77	(74,499)
CME Group Inc.	6,532	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	11/07/43	(91,693)	—	(91,693)
CME Group Inc.	10,553	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.67%	10/24/43	(200,047)	—	(200,047)

								$(523,250)

								$(673,183)

During the year ended December 31, 2017, average notional values related to swap contracts was $112,545,013.

The Fund had the following long futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	March 2018	607	101,225,915	$101,767,344	$541,429
2 Yr. U.S. Treasury Notes Futures	March 2018	177	37,983,656	37,897,359	(86,297)
5 Yr. U.S. Treasury Notes Futures	March 2018	474	55,313,600	55,061,766	(251,834)
10 Yr. U.S. Treasury Notes Futures	March 2018	664	82,481,315	82,367,125	(114,190)

					$89,108

The Fund had the following short futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
U.S. Long Bond Futures	March 2018	147	$(22,515,182)	$(22,491,000)	$24,182
10 Yr. U.S. Treasury Ultra Futures	March 2018	538	(72,097,631)	(71,856,625)	241,006

					$265,188

					$354,296

During the year ended December 31, 2017, average notional values related to long futures contracts and short futures contracts were $259,967,008 and $135,023,907, respectively.

See Notes to Schedules of Investments and Notes to Financial Statements.

GE RSP Income Fund	29

GE RSP Income Fund

Schedule of Investments, continued — December 31, 2017

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities
	U.S. Treasuries	$—	$1,009,447,840	$—	$1,009,447,840
	Agency Mortgage Backed	—	242,641,597	—	242,641,597
	Agency Collateralized Mortgage Obligations	—	4,770,653	—	4,770,653
	Asset Backed	—	55,996,732	—	55,996,732
	Corporate Notes	—	878,807,917	—	878,807,917
	Non-Agency Collateralized Mortgage Obligations	—	81,126,936	—	81,126,936
	Sovereign Bonds	—	23,602,334	—	23,602,334
	Municipal Bonds and Notes	—	11,143,926	—	11,143,926
	FNMA (TBA)	—	—	24,939	24,939
	Preferred Stock	1,485,918	—	—	1,485,918
	Short-Term Investments	—	82,636,353	—	82,636,353

	Total Investments in Securities	$1,485,918	$2,390,174,288	$24,939	$2,391,685,145

	Other Financial Instruments
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(149,933)	$—	$(149,933)
	Interest Rate Swap Contracts — Unrealized Depreciation	—	(523,250)	—	(523,250)
	Long Futures Contracts — Unrealized Appreciation	541,429	—	—	541,429
	Long Futures Contracts — Unrealized Depreciation	(452,321)	—	—	(452,321)
	Short Futures Contracts — Unrealized Appreciation	265,188	—	—	265,188

	Total Other Financial Instruments	$354,296	$(673,183)	$—	$(318,887)

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corporation (Time Deposit)	77,465,557	$77,465,557	$19,123,137,301	$19,117,966,505	82,636,353	$82,636,353	$72,923

See Notes to Schedules of Investments and Notes to Financial Statements.

30	GE RSP Income Fund

GE RSP Funds

Notes to Schedule of Investments — December 31, 2017

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Funds’ Supplemental Information Documents and Consolidated Profile for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to $161,372,231 or 6.93% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)	Coupon amount represents effective yield.
(e)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(h)	Variable or floating rate security. The stated rate represents the rate at December 31, 2017.
(i)	Step coupon bond.
(j)	Security is in default.
(k)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board of Trustees.
(l)	At December 31, 2017, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures, TBAs and/or swap contracts.
†	Percentages are based on net assets as of December 31, 2017.
*	Less than 0.05%

Abbreviations:

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

Notes to Schedule of Investments	31

GE RSP U.S. Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/17	12/31/16	12/31/15*	12/31/14*	12/31/13*
Net asset value, beginning of period	$49.27	$47.59	$54.31	$54.73	$44.41

Income/(loss) from investment operations:
Net investment income	0.76 (a)	0.92	0.92	0.93	0.89
Net realized and unrealized gains/(losses) on investments	9.35	3.92	(1.94)	6.40	14.69

Total income/(loss) from investment operations	10.11	4.84	(1.02)	7.33	15.58

Less distributions from:
Net investment income	0.81	0.91	0.92	0.92	0.89
Net realized gains	6.12	2.25	4.78	6.83	4.37

Total distributions	6.93	3.16	5.70	7.75	5.26

Net asset value, end of period	$52.45	$49.27	$47.59	$54.31	$54.73

Total return(b)	20.50%	10.13%	(2.05)%	13.27%	35.15%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,435,513	$4,914,567	$4,941,537	$5,445,144	$5,056,561

Ratios to average net assets:
Gross expenses	0.14%	0.16%	0.16%	0.14%	0.12%
Net investment income	1.39%	1.79%	1.62%	1.58%	1.66%
Portfolio turnover rate	77%	38%	37%	41%	40%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
*	Beginning with year ended December 31, 2016, the Funds were audited by BBD, LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

32	Financial Highlights

GE RSP Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/17	12/31/16	12/31/15*	12/31/14*	12/31/13*
Net asset value, beginning of period	$11.38	$11.36	$11.67	$11.33	$11.75

Income/(loss) from investment operations:
Net investment income	0.29 (a)	0.31	0.33	0.30	0.30
Net realized and unrealized gains/(losses) on investments	0.16	0.09	(0.29)	0.35	(0.40)

Total income/(loss) from investment operations	0.45	0.40	0.04	0.65	(0.10)

Less distributions from:
Net investment income	0.28	0.29	0.33	0.31	0.29
Net realized gains	—	0.09	0.02	0.00 (b)	0.03

Total distributions	0.28	0.38	0.35	0.31	0.32

Net asset value, end of period	$11.55	$11.38	$11.36	$11.67	$11.33

Total return(c)	3.99%	3.50%	0.34%	5.83%	(0.85)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,329,674	$2,427,975	$2,471,886	$2,613,303	$2,601,277

Ratios to average net assets:
Gross expenses	0.16%	0.21%	0.18%	0.11%	0.19%
Net investment income	2.55%	2.66%	2.79%	2.68%	2.58%
Portfolio turnover rate	297%	242%	271%	319%	335%

(a)	Per share values have been calculated using the average share method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
*	Beginning with year ended December 31, 2016, the Funds were audited by BBD, LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	33

GE RSP Funds

Statements of Assets and Liabilities — December 31, 2017

	GE RSP U.S. Equity Fund	GE RSP Income Fund
Assets
Investments in securities, at fair value (cost $4,123,847,006 and $2,288,624,469, respectively)	$5,258,019,024	$2,309,048,792
Short-term affiliated investments, at fair value	172,823,564	82,636,353
Cash	383,135	852,424
Receivable for investments sold	—	849,148
Income receivables	6,464,227	15,444,083
Receivable for fund shares sold	—	3,090
Receivable for variation margin on open futures contracts	—	244,196
Other assets	6,382	3,130

Total assets	5,437,696,332	2,409,081,216

Liabilities
Distribution payable to shareholders	—	162,966
Payable for investments purchased	—	77,956,187
Payable for fund shares redeemed	1,415,247	464,757
Payable for variation margin on open centrally cleared swap contracts	—	395,887
Payable to the Adviser (Note 5)	556,382	258,319
Payable to the Custodian (Note 5)	8,230	20,556
Accrued other expenses	203,486	148,320

Total liabilities	2,183,345	79,406,992

Net Assets	$5,435,512,987	$2,329,674,224

Net Assets Consist of:
Capital paid in	$4,316,661,156	$2,322,301,773
Undistributed (distributions in excess of) net investment income	—	1,465,427
Accumulated net realized loss	(15,320,187)	(14,198,412)
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	1,134,172,018	20,424,323
Futures	—	354,296
Swap contracts	—	(673,183)

Net Assets	$5,435,512,987	$2,329,674,224

Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	103,632,973	201,744,243
Net asset value, offering and redemption price per share	$52.45	$11.55

The accompanying Notes are an integral part of these financial statements.

34	Statements of Assets and Liabilities

GE RSP Funds

Statements of Operations — For the year ended December 31, 2017

	GE RSP U.S. Equity Fund	GE RSP Income Fund
Investment Income
Income
Dividend	$80,605,729	$317,477
Interest	—	64,822,208
Income from affiliated investments	116,734	72,923
Less: Foreign taxes withheld	(113,737)	—

Total income	80,608,726	65,212,608

Expenses
Advisory and administration fees (Note 5)	6,539,343	3,238,188
Transfer agent fees	424,001	408,701
Custody and accounting expenses — net (Note 5)	120,998	219,434
Professional fees	10,000	11,630
Other expenses	182,676	84,436

Total expenses	7,277,018	3,962,389

Net investment income	$73,331,708	$61,250,219

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$589,564,507	$8,110,109
Futures	—	106,702
Written options	—	688,265
Swap contracts	—	(5,500,543)
Foreign currency transactions	305	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	312,351,199	26,399,841
Futures	—	681,176
Swap contracts	—	1,293,472

Net realized and unrealized gain (loss) on investments	901,916,011	31,779,022

Net Increase in Net Assets Resulting from Operations	$975,247,719	$93,029,241

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	35

GE RSP Funds

Statements of Changes in Net Assets

	GE RSP U.S. Equity Fund		GE RSP Income Fund
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
Increase (Decrease) in Net Assets

Operations:
Net investment income	$73,331,708	$85,883,601	$61,250,219	$66,844,867
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	589,564,812	203,246,871	3,404,533	(475,145)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	312,351,199	174,770,182	28,374,489	20,945,025

Net increase (decrease) from operations	975,247,719	463,900,654	93,029,241	87,314,747

Distributions to shareholders from:
Net investment income	(74,706,277)	(85,649,625)	(58,342,653)	(62,653,422)
Net realized gains	(565,114,322)	(211,685,454)	—	(18,690,332)

Total distributions	(639,820,599)	(297,335,079)	(58,342,653)	(81,343,754)

Increase (decrease) in assets from operations and distributions	335,427,120	166,565,575	34,686,588	5,970,993

Share transactions:
Proceeds from sale of shares	63,469,221	34,956,223	49,857,089	58,096,752
Value of distributions reinvested	606,140,697	281,547,325	56,333,920	78,636,618
Cost of shares redeemed	(484,090,590)	(510,039,863)	(239,178,639)	(186,615,031)

Net increase (decrease) from share transactions	185,519,328	(193,536,315)	(132,987,630)	(49,881,661)

Total increase (decrease) in net assets	520,946,448	(26,970,740)	(98,301,042)	(43,910,668)

Net Assets
Beginning of year	4,914,566,539	4,941,537,279	2,427,975,266	2,471,885,934

End of year	$5,435,512,987	$4,914,566,539	$2,329,674,224	$2,427,975,266

Undistributed (distributions in excess of) net investment income, end of year	$—	$—	$1,465,427	$638,661

Changes in Fund Shares
Shares sold	1,164,531	729,525	4,329,637	4,981,396
Issued for distributions reinvested	11,534,548	5,679,801	4,887,562	6,798,909
Shares redeemed	(8,812,363)	(10,497,234)	(20,768,695)	(16,081,954)

Net increase (decrease) in fund shares	3,886,716	(4,087,908)	(11,551,496)	(4,301,649)

The accompanying Notes are an integral part of these financial statements.

36	Statements of Changes in Net Assets

GE RSP Funds

Notes to Financial Statements — December 31, 2017

1.	Organization of the Funds

The GE RSP U.S. Equity Fund and GE RSP Income Fund (each, a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are two of the investment options offered under the GE Retirement Savings Plan (the “RSP” or the “Plan”). The Plan, through a trust, owns 71% of the GE RSP U.S. Equity Fund and 76% of the GE RSP Income Fund. The Funds operate as Employees’ Securities Companies (as defined in the 1940 Act) and as such are exempt from certain provisions of the 1940 Act.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Advisor” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

Notes to Financial Statements	37

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2017

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Funds had no material transfers between levels for the year ended December 31, 2017.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

Distributions  The GE RSP Income Fund declares net investment income dividends daily and pays them monthly. The GE RSP U.S. Equity Fund declares and pays dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the year ended December 31, 2017, the GE RSP Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after

38	Notes to Financial Statements

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2017 the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The GE RSP Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The GE RSP Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The GE RSP Income Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the year ended December 31, 2017, the GE RSP Income Fund entered into futures contracts for management of interest rate risk.

Options on Futures Contracts  The GE RSP Income Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of thecounterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or

Notes to Financial Statements	39

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2017 paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the year ended December 31, 2017, the GE RSP Income Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Credit Default Swaps  During the year ended December 31, 2017, the GE RSP Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the year ended December 31, 2017, the GE RSP Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

40	Notes to Financial Statements

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2017

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2017 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

GERSP Income Fund
Futures Contracts(a)	$806,617	$—	$—	$—	$—	$806,617

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

GERSP Income Fund
Futures Contracts(a)	$(452,321)	$—	$—	$—	$—	$(452,321)
Swap Contracts(b)	(523,250)	—	(149,933)	—	—	(673,183)

(a)	Unrealized depreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.
(b)	Unrealized depreciation on swap contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

GERSP Income Fund
Futures Contracts	$106,702	$—	$—	$—	$—	$106,702
Swap Contracts	—	—	(5,500,543)	—	—	(5,500,543)
Purchased Option Contracts(a)	(1,034,800)	—	—	—	—	(1,034,800)
Written Option Contracts	688,265	—	—	—	—	688,265

(a)	Options purchased are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

GERSP Income Fund
Futures Contracts	$681,176	$—	$—	$—	$—	$681,176
Swap Contracts	(523,250)	—	1,816,722	—	—	1,293,472

Notes to Financial Statements	41

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2017

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee
GE RSP U.S. Equity Fund	All Assets	0.12%
GE RSP Income Fund	All Assets	0.13%

State Street Bank & Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Funds to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended, December 31, 2017 were as follows:

	Non-U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
GE RSP U.S. Equity Fund	$3,981,801,504	$4,492,627,596	$—	$—
GE RSP Income Fund	826,266,381	978,752,796	6,140,729,898	6,147,264,201

7.	Income Taxes

The Funds have qualified and intend to continue to qualify as regulated investment companies Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for bond basis adjustments, swap contracts, futures contracts, foreign currency gains and losses, distribution re-designations, return of capital adjustments, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

GE RSP U.S. Equity Fund	$—	$189,794,874	$450,025,725	$—	$639,820,599
GE RSP Income Fund	—	58,342,653	—	—	58,342,653

42	Notes to Financial Statements

GE RSP Funds

Notes to Financial Statements, continued — December 31, 2017

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

GE RSP U.S. Equity Fund	$—	$85,649,625	$211,685,454	$—	$297,335,079
GE RSP Income Fund	—	81,343,754	—	—	81,343,754

At December 31, 2017 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards*	Undistributed Long Term Gain	Net Unrealized Gains (Losses)	Total

GE RSP U.S. Equity Fund	$—	$—	$—	$1,118,851,831	$1,118,851,831
GE RSP Income Fund	1,465,427	(11,762,540)	—	17,669,564	7,372,451

*	A portion of the Fund’s Capital Loss Carryover may be subject to limitations.

As of December 31, 2017, capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Non-Expiring Short-Term*	Non-Expiring Long-Term*

GE RSP Income Fund	$2,958,163	$8,804,377

*	Must be utilized prior to losses subject to expiration.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

GE RSP U.S. Equity Fund	$4,311,990,757	$1,208,628,535	$89,776,704	$1,118,851,831
GE RSP Income Fund	2,372,226,659	34,736,894	15,597,295	19,139,599

8.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October, 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The Funds had no outstanding loans as of December 31, 2017.

9.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	43

GE RSP Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareholders of

General Electric RSP U.S. Equity Fund and General Electric RSP Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of General Electric RSP U.S. Equity Fund and General Electric RSP Income Fund (each a “Fund” and collectively the “Funds”) including the schedules of investments, as of December 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended, and the related notes and schedules (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The statements of changes in net assets and the financial highlights for each of the years presented through December 31, 2015 were audited by other auditors, whose report dated February 22, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds since 2016.

Philadelphia, Pennsylvania

February 23, 2018

44	Report of Independent Registered Public Accounting Firm

GE RSP Funds

Tax Information — December 31, 2017 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid from the Funds during the fiscal year ended December 31, 2017.

Dividends Received Deduction

The GE RSP U.S. Equity Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the GE RSP U.S. Equity Fund during the fiscal year ended December 31, 2017 is considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The GE RSP U.S. Equity Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the GE RSP U.S. Equity Fund during the year ended December 31, 2017 in the amount of $450,025,725.

Tax Information	45

GE RSP Funds

Additional Information — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
INTERESTED TRUSTEES AND EXECUTIVE OFFICERS
Jeanne M. La Porta SSGA FM 1600 Summer St. Stamford, CT 06905 Age 52	President	Term: Until successor is elected and qualified Served: Since July 2016	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – present); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).	N/A	Director of State Street Variable Insurance Series Funds, Inc. (2014 – present); Trustee and President of State Street Institutional Funds (2014 – present); Trustee of Elfun Funds (2014 – present).

46	Additional Information

GE RSP Funds

Additional Information — December 31, 2017 (Unaudited), continued

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
INTERESTED TRUSTEES AND EXECUTIVE OFFICERS (continued)
Arthur A. Jensen SSGA FM 1600 Summer St. Stamford, CT 06905 Age 51	Treasurer	Term: Until successor is elected and qualified Served: Since June 2011	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GEAM (April 2011 – July 2016).	N/A	N/A

Robert Herlihy SSGA FM 1600 Summer St. Stamford, CT 06905 Age 50	Chief Compliance Officer	Term: Until successor is elected and qualified Served: Since July 2005	Managing Director at State Street Global Advisors (July 2016 – present); Deputy Chief Compliance Officer of Elfun Funds (July 2016 – present); Chief Compliance Officer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (July 2005 – present); Chief Compliance Officer of GEAM and Elfun Funds (July 2005 – July 2016).	N/A	N/A

Brian Harris SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 44	Anti-Money Laundering Officer	Term: Until successor is elected and qualified Served: Since December 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 – 2013).	N/A	N/A

Bruce S. Rosenberg SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 56	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

Additional Information	47

GE RSP Funds

Additional Information — December 31, 2017 (Unaudited), continued

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
INTERESTED TRUSTEES AND EXECUTIVE OFFICERS (continued)
Ann M. Carpenter SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 51	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Chief Operating Officer, SSGA Funds Management, Inc. (2005- present)*; Managing Director, State Street Global Advisors (2005 – present).*	N/A	N/A

Chad C. Hallett SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 48	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).	N/A	N/A

Darlene Anderson-Vasquez SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 49	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).	N/A	N/A

Daniel G. Plourde SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 38	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 Age 41	Secretary	Term: Until successor is elected and qualified Served: Since March 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).	N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

48	Additional Information

GE RSP Funds

Additional Information — December 31, 2017 (Unaudited), continued

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
INTERESTED TRUSTEES AND EXECUTIVE OFFICERS
Matthew Zakrzewski c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 57	Chairman of the Board of Trustees	Term: Until successor is elected and qualified Served: Since 2014	Managing Director, Benefit Plans since July 2016; Executive Vice President and Chief Financial Officer of GEAM from August 2013 to June 2016; formerly, Chief Financial Officer for GE Ventures from 2012 to 2013 and Chief Financial Officer for GE Risk, Insurance and Corporate Financing from 2006 to 2012.	2	GEAM; GE Asset Management Limited; GE Asset Management Canada Company; GE Investment Distributors, Inc. (“GEID”); GE Pension Trust Limited; Common Investment Fund.

Scott Silberstein c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 53	Trustee	Term: Until successor is elected and qualified Served: Since July 2016	Executive Counsel, GE since 2016; Senior Vice President & Deputy General Counsel of GEAM from 1995 – 2016.	2	GEAM; GE Asset Management Limited; GE International Management Incorporated; GE International Management II Incorporated; GEID.

Gregory Bouleris c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 52	Trustee	Term: Until successor is elected and qualified Served: Since July 2016	Investment Oversight Leader, GE since 2016; Multi-Manager Programs Leader from 2015 – 2016; Senior Vice-President Product Management 2008 – 2015.	2	GEID.

Vaidheesh Krishnamurti c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 39	Trustee	Term: Until successor is elected and qualified Served: Since July 2016	Chief Financial Officer of Benefit Plans since May 2016; Manager, Financial Planning and Analysis at GEAM from December 2014 to May 2016; Manager, Investment Performance at GEAM from May 2012 to December 2014; Operational Controller/Senior Analyst at GEAM from June 2008 to May 2012.	2	GEAM.

Pamela Westmoreland c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 59	Trustee	Term: Until successor is elected and qualified Served: Since July 2016	Risk and Asset Allocation Leader at GE Benefit Plans from 2016 to present; Head of Fixed Income Credit Research at GEAM from 2013 to 2016; Fixed Income Strategist from 2012 to 2013; Team Leader, Fixed Income Research from 2007 to 2012.	2

Additional Information	49

GE RSP Funds

Investment Restrictions (Unaudited)

The GE RSP U.S. Equity Fund

Investments by the GE RSP U.S. Equity Fund are subject to the following restrictions:

a.	Moneys in the GE RSP U.S. Equity Fund will not be used in the underwriting of securities or for the purchase of real estate, interests in real estate, investment trusts, commodities or commodity contracts, or invested in companies for the purpose of exercising control or management, or invested in securities of registered investment companies.

b.	Moneys in the GE RSP U.S. Equity Fund will not be lent to others, although they may be applied to the purchase of bonds and debt securities of a type publicly distributed or customarily purchased by institutional investors.

c.	The GE RSP U.S. Equity Fund will not acquire any securities if immediately after such acquisition and as a result thereof (i) the GE RSP U.S. Equity Fund would hold more than 10% of the outstanding voting securities of any issuer, (ii) more than 5% of the value of the total assets in the GE RSP U.S. Equity Fund would be represented by the securities of any one issuer (except securities of the U.S. Government and its instrumentalities), (iii) more than 25% of the value of the total assets in the GE RSP U.S. Equity Fund would be invested in any particular industry, or (iv) more than 5% of the value of the total assets in the GE RSP U.S. Equity Fund would be invested in issuers which (including predecessors) have not been in continuous operation for at least three years.

d.	The GE RSP U.S. Equity Fund will not invest in securities of GE or its affiliates, or in securities of the investment adviser, and will not during the existence of any underwriting syndicate purchase any securities for which its investment adviser is acting as principal underwriter.

e.	The GE RSP U.S. Equity Fund will not purchase from or sell any of its portfolio securities to GE or its affiliates or its investment adviser or any officer or director thereof. This investment restriction is not intended to prohibit the GE RSP U.S. Equity Fund from engaging in such transactions with other investment companies or accounts managed by the investment adviser or the investment adviser’s affiliates when the transactions are entered into in accordance with the Investment Company Act and the rules thereunder.

f.	The GE RSP U.S. Equity Fund will not engage in margin transactions or short sales or participate in a joint trading account.

g.	The GE RSP U.S. Equity Fund will not invest in puts, calls or similar options.

h.	The GE RSP U.S. Equity Fund may borrow money from the GE Savings and Security Trust and secure repayment by pledging assets of the GE RSP U.S. Equity Fund. The GE RSP U.S. Equity Fund may also borrow money as a temporary measure to meet cash or administrative needs. Except with respect to borrowings from the GE Savings and Security Trust, the GE RSP U.S. Equity Fund will not mortgage or pledge any of its assets.

The GE RSP Income Fund

The GE RSP Income Fund will not:

a.	purchase securities on margin or sell short or participate in a joint trading account;

b.	deal in options to buy or sell securities except to the extent permitted by law;

c.	borrow money or property except as a temporary measure to meet the cash or administrative needs of the GE RSP Income Fund. In no event will the amount of such borrowings exceed 10% of such the GE RSP Income Funds’ total assets taken at market value at the time of such borrowing;

d.	make cash loans to others except through the purchase of debt securities in accordance with the GE RSP Income Fund’s investment objectives;

e.	invest in interests in oil, gas or other mineral lease or production agreements;

f.	act as an underwriter of securities for other issuers except that the GE RSP Income Fund may acquire securities under circumstances where if they are later resold it may be deemed to be an underwriter under the Securities Act of 1933, as amended (“Securities Act”);

g.	purchase securities for the purpose of exercising control or management;

50	Investment Restrictions

GE RSP Funds

Investment Restrictions (Unaudited), continued

h.	pledge, mortgage or hypothecate any of its assets except, that, to secure borrowings permitted by subparagraph c, it may pledge securities which, together with all such securities previously so pledged, at the time of pledge, do not exceed 10% of the GE RSP Income Fund’s total assets;

i.	unless otherwise permitted by law, purchase from or sell directly to any of its officers or Trustees or the officers or directors of its investment adviser, or any other affiliate (as defined in the Investment Company Act) of the GE RSP Income Fund or any affiliate of such affiliate, portfolio securities or other property of the RSP Income Fund;

j.	unless otherwise permitted by law, invest in securities of GE or its affiliates, or in securities of an investment adviser of the GE RSP Income Fund and will not during the existence of any underwriting syndicate purchase any securities for which its investment adviser is acting as principal underwriter;

k.	purchase any security if as a result of such purchase more than 25% of its total assets would be invested in a particular industry;

l.	purchase any security if as a result of such purchase more than 25% of its total assets would be subject to legal or contractual restrictions on resale; or

m.	invest in the securities of registered investment companies.

Investment Restrictions	51

GE RSP Funds

Investment Team

Investment Adviser

SSGA Funds Management, Inc.

Board of Trustees

Matthew Zakrzewski, Chairman

Scott Silberstein

Gregory Bouleris

Pamela Westmoreland

Vaidheesh Krishnamurti

Portfolio Managers

GE RSP U.S. Equity Fund

David B. Carlson

Thomas Lincoln

Christopher Sierakowski

GE RSP Income Fund

Matthew Nest

Mark H. Johnson

Independent Registered Public Accounting Firm

BBD, LLP

Custodian

State Street Bank & Trust Company

Shareholder Servicing Agent

Address all inquiries inside the Plan to:

GE Retirement Savings Plan Service Center

c/o Fidelity Investments

P.O. Box 770003

Cincinnati, OH 45277-0065

Address all inquiries outside the Plan to:

GE RSP Mutual Funds

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

52	Investment Team

GE RSP Funds

Shareholder Services

INSIDE THE RETIREMENT SAVINGS PLAN

Shares or units held inside the Plan have been credited to your account as a result of contributions and investment earnings. For a statement summarizing your account balance in the Plan, please refer to your GE RSP Retirement Savings Statement, which is provided quarterly and is available online at any time or upon request. You may obtain additional information and process transactions on investments held inside the Plan by calling:

GE Retirement Savings Plan Service Center:  1-877-55-GERSP (1-877-554-3777)

or visit OneHR.ge.com > Retirement (or RSP) > My GE RSP

OUTSIDE THE RETIREMENT SAVINGS PLAN

If shares of the GE RSP U.S. Equity and the GE RSP Income Funds have been distributed to you from the Plan, information on these investments may be obtained by calling:

SSGA Funds Management, Inc.:  1-800-242-0134

or visit www.ssga.com/geam

Shareholder Services	53

GE RSP Funds

1600 Summer Street

Stamford, CT 06905

Or at:

PO Box 7900

Stamford, CT 06904-7900

www.ssga.com/geam

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first, second and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Funds’ website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Funds’ website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, General Electric RSP U.S. Equity Fund (the “Registrant” or the “Fund”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. Matthew Zakrzewski and Mr. Vaidheesh Krishnamurti. Each of the “audit committee financial experts” are deemed to be “interested persons” of the Registrant as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate audit fees billed for professional services rendered BBD, LLP (“BBD”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements, or services that are normally provided by BBD in connection with the Registrant’s statutory and regulatory filings and engagements were $14,000 and $14,000, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, there were no fees for assurance and related services by BBD reasonably related to the performance of the audit of the Fund’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, there were no fees for professional services rendered by BBD for tax compliance, tax advice or tax planning.

(d)	All Other Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, there were no fees billed for professional services rendered by BBD for products and services provided by BBD to the Fund, other than the services reported in paragraphs (a) through (c). During the fiscal years ended December 31, 2017 and December 31, 2016, fees were billed for a Security Count under Rule 17f-2 in the amount of $9,000 and $1,000, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Audit Committee of the General Electric RSP Funds (the “Funds”) Board of Trustees is responsible for, among other things, the appointment, compensation and oversight of the work of the Funds’ Auditor. As part of this responsibility and to ensure that the Auditor’s independence is not impaired, the Audit Committee (1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds’ investment adviser and Covered Affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds’ operations or financial reporting, in accordance with the Audit Committee Charter. The following excerpt from the Audit Committee Charter sets forth the pre-approval policies and procedures:

Pre-Approval of Audit Related Services and Permissible Non-Audit Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate non-audit fees billed by BBD for services rendered to the Fund and SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Funds were $0 and $0, respectively.

(h)	BBD notified the Fund’s Audit Committee of all non-audit services that were rendered by BBD to the Adviser and any entity controlling, controlled by, or under common control with BBD that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining BBD’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	GENERAL ELECTRIC RSP U.S. EQUITY FUND

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President

Date:	February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date:	February 16, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial and Accounting Officer)

Date:	February 16, 2018